UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2019

A balanced approach
to building and
preserving wealth
through retirement

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2019 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2020 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns
Class A shares	1 year	5 years	10 years	Lifetime*	Expense ratio

American Funds 2060 Target Date Retirement Fund®	–3.88%	—	—	6.25%	0.78%
American Funds 2055 Target Date Retirement Fund®	–3.84	6.52%	—	9.35	0.74
American Funds 2050 Target Date Retirement Fund®	–3.80	6.50	9.30%	6.18	0.73
American Funds 2045 Target Date Retirement Fund®	–3.69	6.46	9.27	6.16	0.72
American Funds 2040 Target Date Retirement Fund®	–3.63	6.31	9.20	6.10	0.73
American Funds 2035 Target Date Retirement Fund®	–3.30	6.13	9.05	5.99	0.72
American Funds 2030 Target Date Retirement Fund®	–2.43	5.54	8.73	5.75	0.71
American Funds 2025 Target Date Retirement Fund®	–1.82	4.72	8.06	5.21	0.69
American Funds 2020 Target Date Retirement Fund®	–1.19	4.19	7.15	4.64	0.66
American Funds 2015 Target Date Retirement Fund®	–0.72	3.75	6.51	4.37	0.66
American Funds 2010 Target Date Retirement Fund®	–0.82	3.44	6.09	4.09	0.67

*	Since February 1, 2007, for all funds except 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
7	Investment approach for American Funds Target Date Retirement Series
8	Investment portfolios
26	Financial statements
98	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for American Funds Target Date Retirement Series, for the fiscal year ended October 31, 2019.

Over the volatile fiscal year, all 11 funds within the series registered positive results, led by the 2055 fund’s 12.31% return. Six of the funds exceeded their respective S&P Target Date Through Index, while four outpaced their respective Lipper peer indexes (as shown in the table on page 3). We continue to maintain a long-term perspective regarding the series’ results –balancing investors’ need to build wealth with the need to preserve it near and during retirement. Although comparisons with indexes can provide insights, we believe a comparison of absolute returns should be accompanied by an analysis of risk to fully assess whether a target date series is meeting its objectives.

About the series

American Funds Target Date Retirement Series was created by the American Funds Portfolio Oversight Committee (“the Committee”), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selected a mix of individual American Funds, employing an objective-based framework supported by rigorous analysis. The Committee regularly monitors each fund in the series. The mix of funds focuses on growth while retirement is at a distance, and becomes more income-oriented approaching and through retirement. This gradual shift over the course of time is referred to as the “glide path.” This strategic approach and use of broadly diversified funds have helped the Series weather challenging market environments.

Effective January, 1, 2020, the Portfolio Oversight Committee (POC) was split into two distinct teams, one of which – the Target Date Solutions Committee – now oversees American Funds Target Date Retirement Series. The Target Date Solutions Committee includes original POC members Joanna F. Jonsson, James B. Lovelace, Wesley Phoa and Brad Vogt, and additional portfolio managers Michelle Black, David Hoag and Samir Mathur.

The economy

The U.S. economy continued to expand at a moderate pace throughout the reporting period, as U.S. gross domestic product grew 2.1% by the fourth quarter of the series’ fiscal year (the third quarter of 2019). Unemployment hit 3.5% in September, matching its lowest rate in 50 years, and moved back only slightly in October, to 3.6%. In a marked about-face from its stated policy in 2018, the U.S. Federal Reserve (“the Fed”) cut interest rates by 25 basis points three times in 2019, to address risks to economic growth from trade policy uncertainty. The third cut, on October 30, probably marked the end of this mini-easing cycle.

While the markets are still pressed by uncertainties, some of the themes we mentioned in the last report have evolved. The first, and a major concern this year, is the U.S.-China trade dispute, which has been in the headlines almost constantly over the reporting period. Investor sentiment has responded to shifts between increased tensions and moments of agreement by both sides. We see current negotiations as a sign of a long-term strategic struggle, in which each side will have gains and losses. We encourage investors to focus less on the “noise” of the dispute and remember that seasoned, well-managed multinational corporations have the resources to navigate a trade war. We view the continuing uncertainty around Brexit in a similar way, to some extent. While the topic is cause for some dramatic headlines and tension, the European economy has regained ground in some areas and will likely continue to do so.

American Funds Target Date Retirement Series	1

There continue to be developments around Brexit in the UK, and uncertainty will not be resolved until after the December election, if then. However, the recent agreement on the terms of withdrawal make both the chaotic “hard Brexit” and “remain” scenarios less probable.

Since our semiannual report, a general manufacturing slowdown in China, across Europe and in the United States has become evident. We anticipated this situation and want to emphasize that while production has slowed, the global economy is still growing, albeit at slightly reduced rates.

In a highly telegraphed move, the European Central Bank (ECB) took Europe further into the realm of negative interest rates. The ECB lowered its key policy rate to –0.5% from –0.4% in a bid to boost inflation and jump-start the European economy. In September, the central bank began a bond-buying program, signaling its move toward quantitative easing. This may help reduce concerns about recession.

The stock market

Volatility continued in equity markets during a news-sensitive reporting period, but stocks in general have held up well, particularly in the United States. The volatility, spurred to some extent by the Fed’s interest rate hikes in the beginning of the period, was quelled somewhat through the year by indications that the Fed would be more accommodative. About midway through the reporting period, U.S. equities touched new all-time highs. While some prominent stocks lagged, this followed years of growth. Health care stocks retreated as discussions around drug price transparency and pricing reform by U.S. presidential candidates continued to weigh on the sector. The energy sector had the steepest declines, as oil prices remained generally weak despite the September attack on two Saudi Arabian oil facilities.

Global stocks advanced, and several key market indexes hit record highs. However, the period was marked by volatility, due to trade dispute fears and the inversion of the U.S. yield curve (which has typically presaged a recession). Stocks dropped sharply toward the end of 2018, but investor sentiment improved this year with central banks’ show of easing monetary policy.

The bond market

Bond returns were solid, fueled in part by the drop in yields. By the end of September, the 10-year Treasury yield was at 1.68%. Issuance picked up, with IBM and Bristol-Myers Squibb issuing $20 billion and $19 billion of bonds, respectively, to fund acquisitions. The trend continued as companies took advantage of lower rates; Apple and Disney sold $7 billion each.

Our fixed income portfolio managers believe that while credit fundamentals are not generally worrisome, valuations are rich across a range of sectors. The team is thus maintaining a moderately defensive credit position overall, while still actively exploiting research-driven credit selection opportunities.

Results for the series

Over their respective lifetimes, eight of the 11 funds beat their S&P benchmarks, while all outpaced their Lipper peer indexes. Over the period, the global and international equity funds tended to outpace their indexes, including EuroPacific Growth Fund®, New Perspective Fund® and New World Fund®. The domestic-oriented funds lagged the broader U.S. market. Seven of the series’ eight underlying bond funds lagged their prospectus benchmarks. Generally, during strong equity markets, the target date funds near retirement may lag due to their focus on more defensive, dividend-paying stocks. These stocks, which tend to be less volatile, often trail more cyclical areas in rising equity markets.

Moving forward

Overall, we continue to believe there is reason for guarded optimism, despite the potential for volatility and uncertainty. A major consideration will be the 2020 U.S. presidential election, which we expect to spark volatility. We recommend that investors continue to keep a long-term view and resist the temptation to overreact to global political situations. We continue to look for investment opportunities, although we remain cautious in some areas.

As always, we appreciate the trust you’ve put in our efforts, and look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

President

December 10, 2019

For current information about the series, visit capitalgroup.com.

2	American Funds Target Date Retirement Series

Results at a glance

For periods ended October 31, 2019, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	12.22%	—	—	8.03%[1]
Standard & Poor’s Target Date Through 2060+ Index	11.79	—	—	7.57
Lipper Mixed-Asset Target 2060 Funds Index	12.31	—	—	7.33	[3]

American Funds 2055 Target Date Retirement Fund	12.31	7.90	—	10.19	[2]
Standard & Poor’s Target Date Through 2055 Index	11.80	7.60	—	10.04
Lipper Mixed-Asset Target 2055 Funds Index	12.30	7.22	—	9.59	[3]

American Funds 2050 Target Date Retirement Fund	12.23	7.89	10.37%	6.81
Standard & Poor’s Target Date Through 2050 Index	11.81	7.62	10.28	6.20
Lipper Mixed-Asset Target 2050 Funds Index	12.22	7.05	9.55	5.20	[3]

American Funds 2045 Target Date Retirement Fund	12.30	7.84	10.34	6.79
Standard & Poor’s Target Date Through 2045 Index	11.82	7.56	10.18	6.12
Lipper Mixed-Asset Target 2045 Funds Index	12.18	7.05	9.63	5.44	[3]

American Funds 2040 Target Date Retirement Fund	12.15	7.69	10.26	6.74
Standard & Poor’s Target Date Through 2040 Index	11.81	7.46	10.11	6.15
Lipper Mixed-Asset Target 2040 Funds Index	11.99	6.81	9.24	5.27

American Funds 2035 Target Date Retirement Fund	11.96	7.48	10.09	6.61
Standard & Poor’s Target Date Through 2035 Index	11.74	7.24	9.86	6.05
Lipper Mixed-Asset Target 2035 Funds Index	12.03	6.73	9.21	5.28	[3]

American Funds 2030 Target Date Retirement Fund	11.13	6.80	9.72	6.34
Standard & Poor’s Target Date Through 2030 Index	11.54	6.90	9.51	5.92
Lipper Mixed-Asset Target 2030 Funds Index	11.64	6.20	8.60	5.09

American Funds 2025 Target Date Retirement Fund	10.62	5.97	9.02	5.79
Standard & Poor’s Target Date Through 2025 Index	11.17	6.45	9.03	5.68
Lipper Mixed-Asset Target 2025 Funds Index	11.34	5.71	8.10	4.77	[3]

American Funds 2020 Target Date Retirement Fund	9.82	5.38	8.02	5.18
Standard & Poor’s Target Date Through 2020 Index	10.89	5.99	8.42	5.40
Lipper Mixed-Asset Target 2020 Funds Index	10.87	5.13	7.35	4.81

American Funds 2015 Target Date Retirement Fund	9.80	4.92	7.35	4.91
Standard & Poor’s Target Date Through 2015 Index	10.45	5.52	7.78	5.26
Lipper Mixed-Asset Target 2015 Funds Index	10.43	4.91	6.50	4.49

American Funds 2010 Target Date Retirement Fund	9.32	4.61	6.89	4.63
Standard & Poor’s Target Date Through 2010 Index	10.31	4.98	7.03	5.02
Lipper Mixed-Asset Target 2010 Funds Index	10.27	4.61	6.21	4.45

Standard & Poor’s 500 Composite Index	14.33	10.78	13.70	8.26
MSCI All Country World Index (ACWI) ex USA	11.27	3.82	4.94	2.46
Bloomberg Barclays U.S. Aggregate Index	11.51	3.24	3.73	4.37

The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. S&P 500 source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[2]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment

(for periods ended October 31, 2019, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current

2060 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	Lifetime (since 3/27/15)

Class A shares	5.77%	6.65%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	Lifetime (since 2/1/10)

Class A shares	5.82%	6.63%	9.52%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	5.81%	6.62%	9.72%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	5.86%	6.56%	9.69%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

See footnotes on page 6.

4	American Funds Target Date Retirement Series

and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

2040 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	5.70%	6.41%	9.60%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	5.51%	6.22%	9.45%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	4.77%	5.54%	9.07%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	4.23%	4.72%	8.38%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	3.54%	4.13%	7.38%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	3.52%	3.68%	6.71%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns3 based on a $1,000 investment

(for the periods ended October 31, 2019)*

	1 year	5 years	10 years

Class A shares	3.07%	3.37%	6.25%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[3]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which the results would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 8 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2019. Allocation percentages and underlying funds are subject to the Target Date Solutions Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are managed 30 years past retirement so that participants can use a single fund for their entire lives.
•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.
•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2020, and are subject to the oversight committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	7

American Funds 2060 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	3,071,903	$140,908
SMALLCAP World Fund, Inc., Class R-6	2,427,904	140,891
AMCAP Fund, Class R-6	4,296,637	140,887
The Growth Fund of America, Class R-6	2,764,653	140,887
New World Fund, Inc., Class R-6	1,163,767	80,614
EuroPacific Growth Fund, Class R-6	1,498,529	80,576
The New Economy Fund, Class R-6	1,755,462	80,576
		805,339

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	3,846,484	181,208
The Investment Company of America, Class R-6	4,694,168	181,195
Fundamental Investors, Class R-6	2,646,062	161,066
American Mutual Fund, Class R-6	3,763,219	161,065
Capital World Growth and Income Fund, Class R-6	2,832,820	140,933
International Growth and Income Fund, Class R-6	2,365,500	80,545
		906,012

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,058,248	100,800
American Balanced Fund, Class R-6	3,582,085	100,656
		201,456

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	7,227,552	101,403

Total investment securities 100% (cost: $1,917,599,000)		2,014,210
Other assets less liabilities 0%		(490)

Net assets 100%		$2,013,720

See notes to financial statements.

8	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	8,951,976	$410,627
The Growth Fund of America, Class R-6	8,056,428	410,556
AMCAP Fund, Class R-6	12,492,690	409,635
SMALLCAP World Fund, Inc., Class R-6	7,057,911	409,571
The New Economy Fund, Class R-6	5,108,063	234,460
New World Fund, Inc., Class R-6	3,377,927	233,989
EuroPacific Growth Fund, Class R-6	4,351,484	233,979
		2,342,817

Growth-and-income funds 45%
The Investment Company of America, Class R-6	13,644,873	526,692
Washington Mutual Investors Fund, Class R-6	11,179,346	526,659
American Mutual Fund, Class R-6	10,936,851	468,097
Fundamental Investors, Class R-6	7,690,114	468,097
Capital World Growth and Income Fund, Class R-6	8,232,433	409,564
International Growth and Income Fund, Class R-6	6,877,046	234,164
		2,633,273

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	8,888,056	292,950
American Balanced Fund, Class R-6	10,410,821	292,544
		585,494

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	20,997,283	294,592

Total investment securities 100% (cost: $5,424,668,000)		5,856,176
Other assets less liabilities 0%		(1,223)

Net assets 100%		$5,854,953

See notes to financial statements.

American Funds Target Date Retirement Series	9

American Funds 2050 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	14,834,761	$755,979
New Perspective Fund, Class R-6	16,477,164	755,808
AMCAP Fund, Class R-6	22,997,511	754,088
SMALLCAP World Fund, Inc., Class R-6	12,986,656	753,616
EuroPacific Growth Fund, Class R-6	8,033,057	431,937
The New Economy Fund, Class R-6	9,389,141	430,962
New World Fund, Inc., Class R-6	6,219,113	430,798
		4,313,188

Growth-and-income funds 45%
Washington Mutual Investors Fund, Class R-6	20,570,195	969,062
The Investment Company of America, Class R-6	25,100,261	968,870
American Mutual Fund, Class R-6	20,123,597	861,290
Fundamental Investors, Class R-6	14,149,662	861,290
Capital World Growth and Income Fund, Class R-6	15,144,247	753,426
International Growth and Income Fund, Class R-6	12,656,452	430,952
		4,844,890

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	16,354,246	539,036
American Balanced Fund, Class R-6	19,156,942	538,310
		1,077,346

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	38,615,073	541,770

Total investment securities 100% (cost: $9,747,288,000)		10,777,194
Other assets less liabilities 0%		(2,527)

Net assets 100%		$10,774,667

See notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 40%	Shares	Value (000)
New Perspective Fund, Class R-6	19,690,634	$903,209
The Growth Fund of America, Class R-6	17,722,289	903,128
SMALLCAP World Fund, Inc., Class R-6	15,519,388	900,590
AMCAP Fund, Class R-6	27,453,867	900,212
EuroPacific Growth Fund, Class R-6	9,594,984	515,922
The New Economy Fund, Class R-6	11,226,328	515,289
New World Fund, Inc., Class R-6	7,432,564	514,854
		5,153,204

Growth-and-income funds 40%
The Investment Company of America, Class R-6	26,634,990	1,028,110
Washington Mutual Investors Fund, Class R-6	21,815,036	1,027,706
Fundamental Investors, Class R-6	14,772,491	899,202
American Mutual Fund, Class R-6	21,005,911	899,053
Capital World Growth and Income Fund, Class R-6	15,496,206	770,936
International Growth and Income Fund, Class R-6	15,103,706	514,281
		5,139,288

Equity-income and Balanced funds 15%
American Balanced Fund, Class R-6	27,454,608	771,474
American Funds Global Balanced Fund, Class R-6	19,529,579	643,695
Capital Income Builder, Class R-6	4,144,925	256,944
The Income Fund of America, Class R-6	11,107,362	256,358
		1,928,471

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	45,979,570	645,094

Total investment securities 100% (cost: $11,632,386,000)		12,866,057
Other assets less liabilities 0%		(2,732)

Net assets 100%		$12,863,325

See notes to financial statements.

American Funds Target Date Retirement Series	11

American Funds 2040 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	23,971,647	$1,221,595
New Perspective Fund, Class R-6	26,621,677	1,221,137
SMALLCAP World Fund, Inc., Class R-6	20,986,942	1,217,872
AMCAP Fund, Class R-6	37,136,044	1,217,691
EuroPacific Growth Fund, Class R-6	13,007,621	699,420
The New Economy Fund, Class R-6	15,184,009	696,946
New World Fund, Inc., Class R-6	10,042,848	695,668
		6,970,329

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	29,428,814	1,386,391
The Investment Company of America, Class R-6	31,416,647	1,212,683
Fundamental Investors, Class R-6	17,119,397	1,042,058
American Mutual Fund, Class R-6	24,260,892	1,038,366
Capital World Growth and Income Fund, Class R-6	17,499,240	870,587
International Growth and Income Fund, Class R-6	15,489,581	527,420
		6,077,505

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	31,658,011	1,043,448
American Balanced Fund, Class R-6	37,106,550	1,042,694
Capital Income Builder, Class R-6	11,215,349	695,239
The Income Fund of America, Class R-6	30,052,579	693,614
		3,474,995

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	62,142,407	871,858

Total investment securities 100% (cost: $15,536,704,000)		17,394,687
Other assets less liabilities 0%		(3,602)

Net assets 100%		$17,391,085

12	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	23,923,975	7,734,036	—	31,658,011	$—	$66,102	$20,668	$1,043,448
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	49,455,418	14,351,398	1,664,409	62,142,407	(1,024)	45,778	17,364	871,858
Total 11%					$(1,024)	$111,880	$38,032	$1,915,306

See notes to financial statements.

American Funds Target Date Retirement Series	13

American Funds 2035 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 35%	Shares	Value (000)
New Perspective Fund, Class R-6	30,512,569	$1,399,612
The Growth Fund of America, Class R-6	23,539,508	1,199,573
AMCAP Fund, Class R-6	36,501,460	1,196,883
SMALLCAP World Fund, Inc., Class R-6	20,612,242	1,196,128
EuroPacific Growth Fund, Class R-6	14,909,084	801,661
New World Fund, Inc., Class R-6	8,693,357	602,189
The New Economy Fund, Class R-6	13,026,777	597,929
		6,993,975

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	33,718,504	1,588,479
The Investment Company of America, Class R-6	35,999,103	1,389,565
Fundamental Investors, Class R-6	19,727,277	1,200,799
American Mutual Fund, Class R-6	27,612,363	1,181,809
Capital World Growth and Income Fund, Class R-6	20,099,248	999,938
International Growth and Income Fund, Class R-6	17,669,897	601,660
		6,962,250

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	36,286,377	1,195,999
American Balanced Fund, Class R-6	42,501,741	1,194,299
Capital Income Builder, Class R-6	12,843,049	796,141
The Income Fund of America, Class R-6	34,416,088	794,323
		3,980,762

Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	114,236,122	1,602,733
American Funds Inflation Linked Bond Fund, Class R-6	39,863,731	395,847
		1,998,580

Total investment securities 100% (cost: $17,935,816,000)		19,935,567
Other assets less liabilities 0%		(4,270)

Net assets 100%		$19,931,297

14	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	28,517,153	7,769,224	—	36,286,377	$—	$77,808	$24,216	$1,195,999
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	84,643,213	31,292,723	1,699,814	114,236,122	(667)	79,120	30,695	1,602,733
American Funds Inflation Linked Bond Fund, Class R-6	25,396,258	14,467,473	—	39,863,731	—	13,526	6,225	395,847
								1,998,580
Total 16%					$(667)	$170,454	$61,136	$3,194,579

See notes to financial statements.

American Funds Target Date Retirement Series	15

American Funds 2030 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 20%	Shares	Value (000)
New Perspective Fund, Class R-6	26,370,211	$1,209,602
The Growth Fund of America, Class R-6	18,948,072	965,594
AMCAP Fund, Class R-6	29,242,883	958,874
SMALLCAP World Fund, Inc., Class R-6	13,017,609	755,412
EuroPacific Growth Fund, Class R-6	13,119,282	705,424
New World Fund, Inc., Class R-6	4,379,143	303,343
The New Economy Fund, Class R-6	5,040,357	231,352
		5,129,601

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	42,185,838	1,987,375
The Investment Company of America, Class R-6	45,098,501	1,740,802
Fundamental Investors, Class R-6	24,698,794	1,503,415
American Mutual Fund, Class R-6	34,397,459	1,472,211
Capital World Growth and Income Fund, Class R-6	25,143,370	1,250,883
International Growth and Income Fund, Class R-6	22,023,195	749,890
		8,704,576

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	44,780,626	1,475,970
American Balanced Fund, Class R-6	52,319,009	1,470,164
The Income Fund of America, Class R-6	42,439,238	979,498
Capital Income Builder, Class R-6	15,779,579	978,176
		4,903,808

Fixed income funds 25%
U.S. Government Securities Fund, Class R-6	123,724,810	1,735,859
American Funds Mortgage Fund, Class R-6	121,127,418	1,233,077
Capital World Bond Fund, Class R-6	60,430,625	1,232,785
Intermediate Bond Fund of America, Class R-6	72,244,964	982,531
American Funds Inflation Linked Bond Fund, Class R-6	98,788,902	980,974
		6,165,226

Total investment securities 100% (cost: $22,493,791,000)		24,903,211
Other assets less liabilities 0%		(5,879)

Net assets 100%		$24,897,332

16	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	35,790,894	8,989,732	—	44,780,626	$—	$98,786	$30,409	$1,475,970
Fixed income funds 21%
U.S. Government Securities Fund, Class R-6	104,505,582	20,218,187	998,959	123,724,810	(426)	92,709	35,594	1,735,859
American Funds Mortgage Fund, Class R-6	77,834,066	43,293,352	—	121,127,418	—	42,080	25,517	1,233,077
Capital World Bond Fund, Class R-6	39,600,883	20,829,742	—	60,430,625	—	68,555	24,762	1,232,785
American Funds Inflation Linked Bond Fund, Class R-6	70,990,951	27,797,951	—	98,788,902	—	35,608	17,456	980,974
								5,182,695
Total 27%					$(426)	$337,738	$133,738	$6,658,665

See notes to financial statements.

American Funds Target Date Retirement Series	17

American Funds 2025 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 15%	Shares	Value (000)
New Perspective Fund, Class R-6	23,540,219	$1,079,790
AMCAP Fund, Class R-6	25,905,471	849,440
The Growth Fund of America, Class R-6	12,517,592	637,896
EuroPacific Growth Fund, Class R-6	11,670,280	627,511
SMALLCAP World Fund, Inc., Class R-6	3,332,579	193,390
New World Fund, Inc., Class R-6	1,090,442	75,535
		3,463,562

Growth-and-income funds 30%
The Investment Company of America, Class R-6	35,659,059	1,376,440
Washington Mutual Investors Fund, Class R-6	29,197,144	1,375,477
American Mutual Fund, Class R-6	31,754,117	1,359,076
Capital World Growth and Income Fund, Class R-6	23,224,960	1,155,442
Fundamental Investors, Class R-6	18,968,598	1,154,619
International Growth and Income Fund, Class R-6	13,753,778	468,316
		6,889,370

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	41,469,538	1,366,836
American Balanced Fund, Class R-6	48,481,380	1,362,327
The Income Fund of America, Class R-6	39,414,775	909,693
Capital Income Builder, Class R-6	14,628,231	906,804
		4,545,660

Fixed income funds 35%
Intermediate Bond Fund of America, Class R-6	150,667,857	2,049,082
U.S. Government Securities Fund, Class R-6	97,274,628	1,364,763
The Bond Fund of America, Class R-6	85,428,438	1,137,053
American Funds Mortgage Fund, Class R-6	111,378,306	1,133,831
Capital World Bond Fund, Class R-6	55,535,976	1,132,934
American Funds Inflation Linked Bond Fund, Class R-6	113,835,480	1,130,386
		7,948,049

Total investment securities 100% (cost: $20,901,453,000)		22,846,641
Other assets less liabilities 0%		(4,761)

Net assets 100%		$22,841,880

18	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	33,279,911	8,189,627	—	41,469,538	$—	$91,726	$28,031	$1,366,836
Fixed income funds 30%
Intermediate Bond Fund of America, Class R-6	107,777,414	43,826,905	936,462	150,667,857	190	65,692	38,078	2,049,082
U.S. Government Securities Fund, Class R-6	83,314,286	15,012,082	1,051,740	97,274,628	(350)	73,435	28,162	1,364,763
American Funds Mortgage Fund, Class R-6	90,681,606	20,696,700	—	111,378,306	—	45,488	26,393	1,133,831
Capital World Bond Fund, Class R-6	46,148,993	9,386,983	—	55,535,976	—	72,811	26,155	1,132,934
American Funds Inflation Linked Bond Fund, Class R-6	88,121,124	25,714,356	—	113,835,480	—	42,270	21,700	1,130,386
								6,810,996
Total 36%					$(160)	$391,422	$168,519	$8,177,832

See notes to financial statements.

American Funds Target Date Retirement Series	19

American Funds 2020 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 6%	Shares	Value (000)
AMCAP Fund, Class R-6	10,620,318	$348,240
New Perspective Fund, Class R-6	7,591,053	348,202
The Growth Fund of America, Class R-6	3,637,196	185,352
EuroPacific Growth Fund, Class R-6	418,476	22,501
		904,295

Growth-and-income funds 25%
American Mutual Fund, Class R-6	22,680,534	970,727
Washington Mutual Investors Fund, Class R-6	17,489,222	823,917
The Investment Company of America, Class R-6	21,213,003	818,822
Fundamental Investors, Class R-6	10,955,323	666,851
Capital World Growth and Income Fund, Class R-6	13,374,660	665,389
International Growth and Income Fund, Class R-6	5,356,619	182,393
		4,128,099

Equity-income and Balanced funds 25%
The Income Fund of America, Class R-6	61,386,884	1,416,809
Capital Income Builder, Class R-6	22,785,884	1,412,497
American Balanced Fund, Class R-6	24,026,898	675,156
American Funds Global Balanced Fund, Class R-6	16,558,277	545,761
		4,050,223

Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	106,397,276	1,447,003
The Bond Fund of America, Class R-6	96,798,942	1,288,394
American Funds Inflation Linked Bond Fund, Class R-6	112,691,263	1,119,024
American Funds Mortgage Fund, Class R-6	94,082,866	957,764
U.S. Government Securities Fund, Class R-6	57,058,588	800,532
American High-Income Trust, Class R-6	80,099,751	795,390
Capital World Bond Fund, Class R-6	38,935,400	794,282
		7,202,389

Total investment securities 100% (cost: $14,876,745,000)		16,285,006
Other assets less liabilities 0%		(3,901)

Net assets 100%		$16,281,105

20	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Fixed income funds 31%
Intermediate Bond Fund of America, Class R-6	93,805,858	13,636,434	1,045,016	106,397,276	$(150)	$53,290	$29,977	$1,447,003
American Funds Inflation Linked Bond Fund, Class R-6	94,398,580	18,292,683	—	112,691,263	—	42,965	23,137	1,119,024
American Funds Mortgage Fund, Class R-6	81,739,786	12,761,301	418,221	94,082,866	(111)	40,132	22,982	957,764
U.S. Government Securities Fund, Class R-6	54,159,627	3,380,753	481,792	57,058,588	(255)	45,950	17,452	800,532
Capital World Bond Fund, Class R-6	35,794,331	3,141,069	—	38,935,400	—	54,459	19,412	794,282
Total 31%					$(516)	$236,796	$112,960	$5,118,605

See notes to financial statements.

American Funds Target Date Retirement Series	21

American Funds 2015 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth funds 1%	Shares	Value (000)
New Perspective Fund, Class R-6	50,902	$2,335
AMCAP Fund, Class R-6	71,001	2,328
The Growth Fund of America, Class R-6	24,428	1,245
		5,908

Growth-and-income funds 25%
American Mutual Fund, Class R-6	7,375,335	315,665
The Investment Company of America, Class R-6	6,882,415	265,661
Washington Mutual Investors Fund, Class R-6	5,627,102	265,093
Capital World Growth and Income Fund, Class R-6	4,283,825	213,120
Fundamental Investors, Class R-6	3,492,210	212,571
International Growth and Income Fund, Class R-6	1,569,288	53,434
		1,325,544

Equity-income and Balanced funds 30%
The Income Fund of America, Class R-6	27,466,479	633,926
Capital Income Builder, Class R-6	10,187,905	631,548
American Balanced Fund, Class R-6	5,741,723	161,343
American Funds Global Balanced Fund, Class R-6	4,756,347	156,769
		1,583,586

Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	34,728,397	472,306
The Bond Fund of America, Class R-6	31,623,929	420,914
American Funds Inflation Linked Bond Fund, Class R-6	36,938,944	366,804
American Funds Mortgage Fund, Class R-6	30,846,911	314,021
U.S. Government Securities Fund, Class R-6	18,634,398	261,441
American High-Income Trust, Class R-6	26,318,191	261,340
Capital World Bond Fund, Class R-6	12,810,766	261,340
		2,358,166

Total investment securities 100% (cost: $4,816,256,000)		5,273,204
Other assets less liabilities 0%		(2,049)

Net assets 100%		$5,271,155

22	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	34,846,747	3,971,020	1,878,823	36,938,944	$13	$14,765	$8,482	$366,804
American Funds Mortgage Fund, Class R-6[1]	29,393,481	2,637,324	1,183,894	30,846,911	(212)	14,137	7,882	—
Total 7%					$(199)	$28,902	$16,364	$366,804

1Unaffiliated issuer at 10/31/2019.

See notes to financial statements.

American Funds Target Date Retirement Series	23

American Funds 2010 Target Date Retirement Fund

Investment portfolio October 31, 2019

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	4,142,398	$177,294
The Investment Company of America, Class R-6	3,691,765	142,502
Capital World Growth and Income Fund, Class R-6	2,864,216	142,495
Washington Mutual Investors Fund, Class R-6	3,024,724	142,495
Fundamental Investors, Class R-6	1,757,306	106,967
International Growth and Income Fund, Class R-6	11,297	385
		712,138

Equity-income and Balanced funds 30%
The Income Fund of America, Class R-6	18,502,548	427,039
Capital Income Builder, Class R-6	6,871,993	425,995
American Funds Global Balanced Fund, Class R-6	3,256,286	107,327
American Balanced Fund, Class R-6	3,810,670	107,080
		1,067,441

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	36,484,147	496,184
The Bond Fund of America, Class R-6	21,239,357	282,696
American Funds Inflation Linked Bond Fund, Class R-6	24,747,932	245,747
American Funds Mortgage Fund, Class R-6	20,698,743	210,713
Capital World Bond Fund, Class R-6	8,575,122	174,932
American High-Income Trust, Class R-6	17,601,481	174,783
Short-Term Bond Fund of America, Class R-6	17,548,264	174,781
U.S. Government Securities Fund, Class R-6	950,614	13,337
		1,773,173

Total investment securities 100% (cost: $3,330,032,000)		3,552,752
Other assets less liabilities 0%		(881)

Net assets 100%		$3,551,871

See notes to financial statements.

24	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	25

Financial statements

Statements of assets and liabilities

at October 31, 2019

	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,014,210	$5,856,176	$10,777,194	$12,866,057
Affiliated issuers	—	—	—	—
Receivables for:
Sales of investments	—	—	—	—
Sales of fund’s shares	5,371	10,589	15,701	16,014
Dividends	170	500	920	1,103
Total assets	2,019,751	5,867,265	10,793,815	12,883,174

Liabilities:
Payables for:
Purchases of investments	2,220	2,900	3,820	3,028
Repurchases of fund’s shares	3,308	7,974	12,784	13,738
Services provided by related parties	500	1,424	2,514	3,047
Trustees’ deferred compensation	3	14	30	36
Total liabilities	6,031	12,312	19,148	19,849
Net assets at October 31, 2019	$2,013,720	$5,854,953	$10,774,667	$12,863,325

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,859,669	$5,220,744	$9,347,194	$11,151,675
Total distributable earnings	154,051	634,209	1,427,473	1,711,650
Net assets at October 31, 2019	$2,013,720	$5,854,953	$10,774,667	$12,863,325

Investment securities, at cost:
Unaffiliated issuers	$1,917,599	$5,424,668	$9,747,288	$11,632,386
Affiliated issuers	—	—	—	—

See notes to financial statements.

26	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$15,479,381	$16,740,988	$18,244,546	$14,668,809	$11,166,401	$4,906,400	$3,552,752
1,915,306	3,194,579	6,658,665	8,177,832	5,118,605	366,804	—
—	3,747	2,873	7,668	3,649	—	3,869
19,873	21,001	25,776	24,217	18,254	7,713	2,517
1,494	2,713	7,054	10,582	13,124	4,297	3,175
17,416,054	19,963,028	24,938,914	22,889,108	16,320,033	5,285,214	3,562,313

3,293	2,713	7,054	10,582	13,124	5,995	3,175
17,647	24,136	28,497	30,874	21,808	6,645	6,386
3,976	4,820	5,950	5,695	3,928	1,387	859
53	62	81	77	68	32	22
24,969	31,731	41,582	47,228	38,928	14,059	10,442
$17,391,085	$19,931,297	$24,897,332	$22,841,880	$16,281,105	$5,271,155	$3,551,871

$14,884,450	$17,208,796	$21,656,312	$20,211,024	$14,357,733	$4,649,519	$3,239,781
2,506,635	2,722,501	3,241,020	2,630,856	1,923,372	621,636	312,090
$17,391,085	$19,931,297	$24,897,332	$22,841,880	$16,281,105	$5,271,155	$3,551,871

$13,689,403	$14,844,246	$16,028,809	$12,929,869	$9,853,855	$4,462,143	$3,330,032
1,847,301	3,091,570	6,464,982	7,971,584	5,022,890	354,113	—

American Funds Target Date Retirement Series	27

Statements of assets and liabilities

at October 31, 2019

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$231,980	$581,344	$1,109,024	$1,254,430
	Shares outstanding	17,626	29,323	69,834	77,455
	Net asset value per share	$13.16	$19.83	$15.88	$16.20
Class C:	Net assets	$34,135	$57,320	$90,699	$98,004
	Shares outstanding	2,634	2,952	5,848	6,190
	Net asset value per share	$12.96	$19.42	$15.51	$15.83
Class T:	Net assets	$12	$12	$12	$12
	Shares outstanding	1	1	1	1
	Net asset value per share	$13.20	$19.85	$15.90	$16.21
Class F-1:	Net assets	$9,047	$22,379	$34,277	$42,978
	Shares outstanding	687	1,136	2,173	2,671
	Net asset value per share	$13.17	$19.71	$15.78	$16.09
Class F-2:	Net assets	$16,800	$24,462	$43,959	$57,664
	Shares outstanding	1,270	1,232	2,767	3,556
	Net asset value per share	$13.23	$19.85	$15.89	$16.22
Class F-3:	Net assets	$6,431	$5,643	$8,602	$3,114
	Shares outstanding	487	284	540	192
	Net asset value per share	$13.21	$19.89	$15.93	$16.23
Class R-1:	Net assets	$1,359	$4,092	$11,746	$13,111
	Shares outstanding	104	211	758	829
	Net asset value per share	$13.01	$19.34	$15.49	$15.81
Class R-2:	Net assets	$148,191	$378,535	$597,857	$784,235
	Shares outstanding	11,437	19,565	38,595	49,808
	Net asset value per share	$12.96	$19.35	$15.49	$15.75
Class R-2E:	Net assets	$26,947	$74,224	$136,368	$211,572
	Shares outstanding	2,066	3,807	8,746	13,303
	Net asset value per share	$13.04	$19.50	$15.59	$15.90
Class R-3:	Net assets	$157,449	$477,762	$895,658	$1,026,774
	Shares outstanding	12,040	24,389	57,138	64,275
	Net asset value per share	$13.08	$19.59	$15.68	$15.97
Class R-4:	Net assets	$189,445	$652,657	$1,112,659	$1,362,563
	Shares outstanding	14,394	32,993	70,260	84,350
	Net asset value per share	$13.16	$19.78	$15.84	$16.15
Class R-5E:	Net assets	$74,920	$227,564	$423,563	$531,367
	Shares outstanding	5,683	11,504	26,734	32,904
	Net asset value per share	$13.18	$19.78	$15.84	$16.15
Class R-5:	Net assets	$48,099	$209,168	$351,013	$395,064
	Shares outstanding	3,630	10,456	21,896	24,147
	Net asset value per share	$13.25	$20.00	$16.03	$16.36
Class R-6:	Net assets	$1,068,905	$3,139,791	$5,959,230	$7,082,437
	Shares outstanding	80,588	156,726	372,806	434,417
	Net asset value per share	$13.26	$20.03	$15.98	$16.30

See notes to financial statements.

28	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$1,734,593	$2,036,011	$2,686,096	$2,783,522	$2,217,779	$977,855	$558,952
108,945	130,982	178,424	198,393	170,010	81,628	49,555
$15.92	$15.54	$15.05	$14.03	$13.04	$11.98	$11.28
$124,229	$147,743	$187,328	$191,237	$146,333	$46,613	$27,870
7,976	9,709	12,717	13,929	11,446	3,962	2,514
$15.57	$15.22	$14.73	$13.73	$12.78	$11.76	$11.09
$12	$12	$11	$11	$11	$11	$11
1	1	1	1	1	1	1
$15.94	$15.57	$15.07	$14.05	$13.06	$11.99	$11.29
$71,401	$90,468	$98,228	$63,522	$49,254	$13,773	$8,316
4,512	5,853	6,572	4,559	3,799	1,157	741
$15.82	$15.46	$14.95	$13.93	$12.97	$11.91	$11.22
$76,483	$106,785	$153,821	$164,322	$118,684	$44,305	$23,747
4,801	6,865	10,211	11,708	9,098	3,698	2,106
$15.93	$15.56	$15.06	$14.03	$13.04	$11.98	$11.27
$3,613	$14,105	$14,951	$11,599	$8,203	$3,972	$3,500
226	905	990	824	627	331	310
$15.97	$15.58	$15.10	$14.07	$13.08	$12.01	$11.30
$21,009	$20,597	$31,473	$29,031	$17,946	$9,318	$1,945
1,350	1,360	2,127	2,112	1,399	793	173
$15.56	$15.14	$14.80	$13.75	$12.83	$11.75	$11.22
$961,842	$1,215,521	$1,310,782	$1,188,243	$730,948	$254,755	$109,064
61,998	80,195	89,239	86,784	57,224	21,680	9,833
$15.51	$15.16	$14.69	$13.69	$12.77	$11.75	$11.09
$219,002	$293,414	$325,184	$386,743	$229,525	$86,643	$56,556
13,998	19,235	21,979	28,072	17,913	7,366	5,101
$15.65	$15.25	$14.80	$13.78	$12.81	$11.76	$11.09
$1,376,823	$1,661,453	$2,086,637	$1,897,400	$1,342,039	$457,535	$297,853
87,491	108,199	140,225	136,817	103,910	38,547	26,626
$15.74	$15.36	$14.88	$13.87	$12.92	$11.87	$11.19
$1,756,099	$2,035,408	$2,549,943	$2,390,358	$1,691,979	$441,768	$324,300
110,585	131,311	169,769	170,756	129,932	36,932	28,799
$15.88	$15.50	$15.02	$14.00	$13.02	$11.96	$11.26
$769,811	$885,884	$1,168,675	$1,132,216	$886,255	$251,384	$154,133
48,463	57,106	77,800	80,872	68,130	21,057	13,707
$15.88	$15.51	$15.02	$14.00	$13.01	$11.94	$11.24
$509,624	$564,352	$667,822	$637,268	$428,175	$119,016	$80,810
31,702	35,971	43,943	45,015	32,545	9,858	7,113
$16.08	$15.69	$15.20	$14.16	$13.16	$12.07	$11.36
$9,766,544	$10,859,544	$13,616,381	$11,966,408	$8,413,974	$2,564,207	$1,904,814
609,524	694,635	899,353	847,429	641,265	213,152	168,118
$16.02	$15.63	$15.14	$14.12	$13.12	$12.03	$11.33

American Funds Target Date Retirement Series	29

Statements of operations

for the year ended October 31, 2019

	2060 Fund		2055 Fund		2050 Fund		2045 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$24,068		$78,823		$150,988		$187,017
Affiliated issuers	—		—		—		—
	24,068		78,823		150,988		187,017

Fees and expenses*:
Distribution services	2,810		8,280		14,799		18,137
Transfer agent services	1,107		3,479		6,217		7,741
Reports to shareholders	24		76		146		175
Registration statement and prospectus	342		530		692		745
Trustees’ compensation	5		19		35		43
Auditing and legal	11		13		15		16
Custodian	12		12		12		12
Other	14		26		33		32
Total fees and expenses	4,325		12,435		21,949		26,901
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	†	—	†	—	†	—	†
Net investment income	19,743		66,388		129,039		160,116

Net realized gain and unrealized appreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(611)		(56)		(305)		(733)
Affiliated issuers	—		—		—		—
Capital gain distributions received	55,565		192,681		375,366		443,009
	54,954		192,625		375,061		442,276
Net unrealized appreciation on investments:
Unaffiliated issuers	99,183		297,741		558,531		673,679
Affiliated issuers	—		—		—		—
	99,183		297,741		558,531		673,679
Net realized gain and unrealized appreciation	154,137		490,366		933,592		1,115,955

Net increase in net assets resulting from operations	$173,880		$556,754		$1,062,631		$1,276,071

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

30	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund		2020 Fund		2015 Fund		2010 Fund

$226,861	$256,984	$320,085	$277,353		$287,159		$127,516		$92,830
38,032	61,136	133,738	168,519		112,960		16,364		—
264,893	318,120	453,823	445,872		400,119		143,880		92,830

23,866	28,726	35,305	34,158		24,489		8,965		5,080
10,183	12,275	14,935	14,353		10,450		3,728		2,094
241	278	351	326		248		85		55
832	946	1,093	1,047		727		345		300
59	67	85	79		59		20		12
18	20	21	21		18		13		13
12	12	12	12		12		12		12
35	35	40	36		29		12		12
35,246	42,359	51,842	50,032		36,032		13,180		7,578
— †	— †	— †	—	†	—	†	—	†	—	†
229,647	275,761	401,981	395,840		364,087		130,700		85,252

(797)	(86)	(190)	509		26,460		10,650		(1,731)
(1,024)	(667)	(426)	(160)		(516)		(199)		—
593,192	643,497	671,900	515,182		315,681		92,948		51,248
591,371	642,744	671,284	515,531		341,625		103,399		49,517

811,905	878,537	905,293	737,248		483,922		208,171		156,705
111,880	170,454	337,738	391,422		236,796		28,902		—
923,785	1,048,991	1,243,031	1,128,670		720,718		237,073		156,705
1,515,156	1,691,735	1,914,315	1,644,201		1,062,343		340,472		206,222
$1,744,803	$1,967,496	$2,316,296	$2,040,041		$1,426,430		$471,172		$291,474

American Funds Target Date Retirement Series	31

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$19,743	$8,793	$66,388	$38,303	$129,039	$80,459
Net realized gain	54,954	27,786	192,625	127,401	375,061	267,751
Net unrealized appreciation (depreciation)	99,183	(52,215)	297,741	(187,418)	558,531	(366,058)
Net increase (decrease) in net assets resulting from operations	173,880	(15,636)	556,754	(21,714)	1,062,631	(17,848)

Distributions paid to shareholders	(36,424)	(9,100)	(162,536)	(58,563)	(339,804)	(135,509)

Net capital share transactions	863,409	527,650	1,750,353	1,335,109	2,720,256	2,139,782

Total increase in net assets	1,000,865	502,914	2,144,571	1,254,832	3,443,083	1,986,425

Net assets:
Beginning of year	1,012,855	509,941	3,710,382	2,455,550	7,331,584	5,345,159
End of year	$2,013,720	$1,012,855	$5,854,953	$3,710,382	$10,774,667	$7,331,584

See notes to financial statements.

32	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund
Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,		Year ended October 31,
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018

$160,116	$102,014	$229,647	$153,923	$275,761	$182,758	$401,981	$258,901	$395,840	$256,766
442,276	324,169	591,371	452,095	642,744	492,589	671,284	547,926	515,531	430,099
673,679	(445,441)	923,785	(624,381)	1,048,991	(706,761)	1,243,031	(833,657)	1,128,670	(735,566)
1,276,071	(19,258)	1,744,803	(18,363)	1,967,496	(31,414)	2,316,296	(26,830)	2,040,041	(48,701)

(418,554)	(166,295)	(593,041)	(251,271)	(668,231)	(279,780)	(801,363)	(374,120)	(685,155)	(338,486)
3,119,608	2,531,290	3,784,415	2,976,060	4,264,256	3,864,804	5,033,866	4,459,439	4,388,614	4,364,834
3,977,125	2,345,737	4,936,177	2,706,426	5,563,521	3,553,610	6,548,799	4,058,489	5,743,500	3,977,647

8,886,200	6,540,463	12,454,908	9,748,482	14,367,776	10,814,166	18,348,533	14,290,044	17,098,380	13,120,733
$12,863,325	$8,886,200	$17,391,085	$12,454,908	$19,931,297	$14,367,776	$24,897,332	$18,348,533	$22,841,880	$17,098,380

See end of statements of changes in net assets for footnote.

American Funds Target Date Retirement Series	33

Financial statements

Statements of changes in net assets

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$364,087	$254,255	$130,700	$102,997	$85,252	$65,827
Net realized gain	341,625	311,026	103,399	103,215	49,517	49,049
Net unrealized appreciation (depreciation)	720,718	(571,483)	237,073	(215,991)	156,705	(123,847)
Net increase (decrease) in net assets resulting from operations	1,426,430	(6,202)	471,172	(9,779)	291,474	(8,971)

Distributions paid to shareholders	(547,198)	(304,672)	(194,050)	(121,757)	(109,276)	(70,537)

Net capital share transactions	1,979,016	2,184,891	318,698	484,544	447,113	284,752

Total increase in net assets	2,858,248	1,874,017	595,820	353,008	629,311	205,244

Net assets:
Beginning of year	13,422,857	11,548,840	4,675,335	4,322,327	2,922,560	2,717,316
End of year	$16,281,105	$13,422,857	$5,271,155	$4,675,335	$3,551,871	$2,922,560

See notes to financial statements.

34	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds Target Date Retirement Series	35

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

36	American Funds Target Date Retirement Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

American Funds Target Date Retirement Series	37

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

38	American Funds Target Date Retirement Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Target Date Retirement Series	39

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, deferred expenses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2019, were as follows (dollars in thousands):

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
Undistributed ordinary income	$3,198	$12,363	$28,053	$42,381	$66,565	$92,956
Undistributed long-term capital gains	55,556	192,679	375,337	443,000	593,115	643,001
Gross unrealized appreciation on investments	95,301	429,181	1,024,112	1,226,305	1,847,007	1,986,604
Gross unrealized depreciation on investments	—	—	—	—	—	—
Net unrealized appreciation on investments	95,301	429,181	1,024,112	1,226,305	1,847,007	1,986,604
Cost of investments	1,918,909	5,426,995	9,753,082	11,639,752	15,547,680	17,948,963
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	8,651	26,116	46,103	50,182	67,295	69,253

		2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income		$178,226	$191,127	$189,586	$68,932	$48,714
Undistributed long-term capital gains		669,907	514,069	341,781	105,295	50,804
Gross unrealized appreciation on investments		2,392,965	1,925,733	1,411,300	464,789	222,302
Gross unrealized depreciation on investments		—	—	(19,232)	(17,353)	(9,713)
Net unrealized appreciation on investments		2,392,965	1,925,733	1,392,068	447,436	212,589
Cost of investments		22,510,246	20,920,908	14,892,938	4,825,768	3,340,163
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest		79,368	69,747	64,772	23,866	13,138

40	American Funds Target Date Retirement Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2060 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$998		$3,544		$4,542		$581		$742		$1,323
Class C	17		567		584		18		125		143
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	40		132		172		9		12		21
Class F-2	85		224		309		23		23		46
Class F-3	65		165		230		57		54		111
Class R-1	1		29		30		1		5		6
Class R-2	60		2,519		2,579		114		575		689
Class R-2E	58		378		436		36		60		96
Class R-3	461		2,481		2,942		266		487		753
Class R-4	785		2,831		3,616		431		547		978
Class R-5E	276		773		1,049		75		78		153
Class R-5	343		917		1,260		203		207		410
Class R-6	5,264		13,411		18,675		2,237		2,134		4,371
Total	$8,453		$27,971		$36,424		$4,051		$5,049		$9,100

2055 Fund

	Year ended October 31, 2019				Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$3,694		$14,514	$18,208	$2,773		$5,389		$8,162
Class C	68		1,479	1,547	39		526		565
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	164		619	783	78		142		220
Class F-2	158		472	630	45		67		112
Class F-3	51		144	195	9		13		22
Class R-1	6		124	130	1		38		39
Class R-2	342		10,475	10,817	324		4,092		4,416
Class R-2E	238		1,553	1,791	154		394		548
Class R-3	2,047		12,506	14,553	1,494		4,565		6,059
Class R-4	3,817		15,136	18,953	2,560		5,056		7,616
Class R-5E	1,437		4,504	5,941	594		902		1,496
Class R-5	2,181		6,481	8,662	1,657		2,463		4,120
Class R-6	20,937		59,388	80,325	10,418		14,770		25,188
Total	$35,140		$127,396	$162,536	$20,146		$38,417		$58,563

See end of tables for footnote.

American Funds Target Date Retirement Series	41

2050 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$7,643		$31,198		$38,841		$6,178		$12,349		$18,527
Class C	136		2,540		2,676		92		903		995
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	235		930		1,165		121		234		355
Class F-2	338		1,064		1,402		141		219		360
Class F-3	31		92		123		6		8		14
Class R-1	13		406		419		4		161		165
Class R-2	600		18,263		18,863		579		7,585		8,164
Class R-2E	495		3,502		3,997		357		974		1,331
Class R-3	4,119		26,341		30,460		3,497		10,646		14,143
Class R-4	7,196		30,294		37,490		6,034		12,012		18,046
Class R-5E	2,617		8,528		11,145		985		1,572		2,557
Class R-5	4,052		12,606		16,658		3,877		5,941		9,818
Class R-6	44,560		132,005		176,565		24,759		36,275		61,034
Total	$72,035		$267,769		$339,804		$46,630		$88,879		$135,509

2045 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,516		$35,478		$44,994		$7,414		$13,991		$21,405
Class C	189		2,727		2,916		117		1,002		1,119
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	297		1,072		1,369		142		256		398
Class F-2	503		1,441		1,944		110		160		270
Class F-3	23		64		87		9		13		22
Class R-1	18		401		419		15		154		169
Class R-2	1,320		24,337		25,657		911		9,946		10,857
Class R-2E	846		5,557		6,403		826		1,765		2,591
Class R-3	5,456		30,882		36,338		4,382		12,573		16,955
Class R-4	9,597		36,803		46,400		7,567		14,312		21,879
Class R-5E	3,736		11,297		15,033		1,178		1,763		2,941
Class R-5	5,089		14,724		19,813		4,279		6,262		10,541
Class R-6	57,664		159,517		217,181		32,241		44,907		77,148
Total	$94,254		$324,300		$418,554		$59,191		$107,104		$166,295

42	American Funds Target Date Retirement Series

2040 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,201		$49,825		$64,026		$11,613		$20,055		$31,668
Class C	331		3,533		3,864		225		1,258		1,483
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	547		1,868		2,415		304		497		801
Class F-2	669		1,836		2,505		209		284		493
Class F-3	46		121		167		15		19		34
Class R-1	48		685		733		12		264		276
Class R-2	2,245		31,294		33,539		1,753		13,050		14,803
Class R-2E	1,000		5,725		6,725		697		1,634		2,331
Class R-3	8,280		42,525		50,805		6,926		17,521		24,447
Class R-4	14,108		50,939		65,047		12,244		21,163		33,407
Class R-5E	5,418		15,581		20,999		1,809		2,538		4,347
Class R-5	6,932		19,044		25,976		6,428		8,729		15,157
Class R-6	87,118		229,122		316,240		53,082		68,942		122,024
Total	$140,943		$452,098		$593,041		$95,317		$155,954		$251,271

2035 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,245		$55,056		$73,301		$14,359		$22,275		$36,634
Class C	487		4,045		4,532		313		1,489		1,802
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	716		2,164		2,880		462		688		1,150
Class F-2	1,054		2,532		3,586		281		351		632
Class F-3	63		146		209		26		31		57
Class R-1	63		594		657		18		241		259
Class R-2	3,799		36,289		40,088		2,606		15,245		17,851
Class R-2E	1,605		7,461		9,066		1,106		2,200		3,306
Class R-3	11,372		47,927		59,299		8,567		19,424		27,991
Class R-4	17,740		54,591		72,331		14,104		22,054		36,158
Class R-5E	7,456		18,766		26,222		2,038		2,606		4,644
Class R-5	8,159		19,633		27,792		7,085		8,815		15,900
Class R-6	105,166		243,102		348,268		60,981		72,415		133,396
Total	$175,925		$492,306		$668,231		$111,946		$167,834		$279,780

See end of tables for footnote.

American Funds Target Date Retirement Series	43

2030 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$27,922		$64,232		$92,154		$20,870		$28,644		$49,514
Class C	913		4,493		5,406		499		1,817		2,316
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	991		2,275		3,266		628		841		1,469
Class F-2	1,664		3,139		4,803		629		707		1,336
Class F-3	132		240		372		58		63		121
Class R-1	131		834		965		51		392		443
Class R-2	6,182		35,033		41,215		3,969		16,722		20,691
Class R-2E	2,170		7,157		9,327		1,364		2,379		3,743
Class R-3	17,630		53,715		71,345		13,186		25,124		38,310
Class R-4	26,624		62,225		88,849		21,385		29,389		50,774
Class R-5E	10,612		20,742		31,354		2,784		3,200		5,984
Class R-5	11,052		20,705		31,757		9,395		10,513		19,908
Class R-6	149,639		270,911		420,550		86,732		92,779		179,511
Total	$255,662		$545,701		$801,363		$161,550		$212,570		$374,120

2025 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$32,318		$56,860		$89,178		$23,910		$27,335		$51,245
Class C	1,123		3,973		5,096		643		1,815		2,458
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	767		1,355		2,122		483		548		1,031
Class F-2	1,955		2,881		4,836		771		729		1,500
Class F-3	197		279		476		167		150		317
Class R-1	166		643		809		91		309		400
Class R-2	6,961		27,521		34,482		4,739		14,621		19,360
Class R-2E	3,092		7,534		10,626		2,100		2,804		4,904
Class R-3	18,330		41,842		60,172		13,597		21,049		34,646
Class R-4	27,272		48,753		76,025		21,127		23,964		45,091
Class R-5E	11,599		17,663		29,262		2,626		2,523		5,149
Class R-5	10,938		15,975		26,913		9,326		8,742		18,068
Class R-6	142,893		202,265		345,158		81,350		72,967		154,317
Total	$257,611		$427,544		$685,155		$160,930		$177,556		$338,486

44	American Funds Target Date Retirement Series

2020 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$33,560		$44,275		$77,835		$26,611		$22,933		$49,544
Class C	1,271		2,899		4,170		828		1,406		2,234
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	774		1,022		1,796		527		446		973
Class F-2	1,836		2,083		3,919		822		596		1,418
Class F-3	128		140		268		22		16		38
Class R-1	150		383		533		87		207		294
Class R-2	6,725		16,592		23,317		4,896		9,279		14,175
Class R-2E	2,381		4,027		6,408		1,443		1,495		2,938
Class R-3	17,483		28,785		46,268		14,365		15,871		30,236
Class R-4	26,785		36,123		62,908		23,745		20,154		43,899
Class R-5E	11,398		13,314		24,712		2,865		2,122		4,987
Class R-5	10,028		11,289		21,317		9,131		6,577		15,708
Class R-6	130,612		143,135		273,747		81,568		56,660		138,228
Total	$243,131		$304,067		$547,198		$166,910		$137,762		$304,672

2015 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$17,908		$19,503		$37,411		$16,345		$10,865		$27,210
Class C	538		961		1,499		423		498		921
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	249		275		524		220		147		367
Class F-2	858		814		1,672		356		205		561
Class F-3	60		55		115		1		1		2
Class R-1	96		195		291		87		119		206
Class R-2	3,018		5,755		8,773		2,694		3,362		6,056
Class R-2E	1,223		1,722		2,945		995		760		1,755
Class R-3	7,551		10,062		17,613		7,073		5,800		12,873
Class R-4	8,460		9,436		17,896		8,734		5,735		14,469
Class R-5E	4,266		4,191		8,457		1,080		626		1,706
Class R-5	3,077		2,910		5,987		3,340		1,893		5,233
Class R-6	47,271		43,596		90,867		32,554		17,844		50,398
Total	$94,575		$99,475		$194,050		$73,902		$47,855		$121,757

See end of tables for footnote.

American Funds Target Date Retirement Series	45

2010 Fund

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$10,310		$8,513		$18,823		$9,928		$4,614		$14,542
Class C	295		405		700		256		206		462
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	171		142		313		144		66		210
Class F-2	409		293		702		174		70		244
Class F-3	21		15		36		9		4		13
Class R-1	25		42		67		24		28		52
Class R-2	1,322		1,803		3,125		1,137		995		2,132
Class R-2E	718		755		1,473		610		331		941
Class R-3	4,733		4,622		9,355		3,968		2,282		6,250
Class R-4	5,968		4,986		10,954		5,924		2,773		8,697
Class R-5E	2,268		1,675		3,943		889		369		1,258
Class R-5	2,391		1,707		4,098		2,680		1,081		3,761
Class R-6	32,821		22,866		55,687		22,993		8,982		31,975
Total	$61,452		$47,824		$109,276		$48,736		$21,801		$70,537

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2019, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

46	American Funds Target Date Retirement Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Prior to July 1, 2019, CRMC received administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2019, were as follows (dollars in thousands):

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$507	$160
Class C	276	27
Class T	—	—	*
Class F-1	18	8
Class F-2	Not applicable	12
Class F-3	Not applicable	—	*
Class R-1	11	1
Class R-2	896	418
Class R-2E	122	40
Class R-3	610	187
Class R-4	370	149
Class R-5E	Not applicable	70
Class R-5	Not applicable	24
Class R-6	Not applicable	11
Total class-specific expenses	$2,810	$1,107

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,284	$464
Class C	497	49
Class T	—	—	*
Class F-1	51	24
Class F-2	Not applicable	16
Class F-3	Not applicable	—	*
Class R-1	39	5
Class R-2	2,562	1,197
Class R-2E	357	119
Class R-3	2,102	646
Class R-4	1,388	563
Class R-5E	Not applicable	247
Class R-5	Not applicable	113
Class R-6	Not applicable	36
Total class-specific expenses	$8,280	$3,479

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,498	$914
Class C	792	78
Class T	—	—	*
Class F-1	75	35
Class F-2	Not applicable	34
Class F-3	Not applicable	—	*
Class R-1	121	15
Class R-2	4,104	1,920
Class R-2E	699	234
Class R-3	4,040	1,245
Class R-4	2,470	1,001
Class R-5E	Not applicable	470
Class R-5	Not applicable	200
Class R-6	Not applicable	71
Total class-specific expenses	$14,799	$6,217

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,800	$1,039
Class C	855	85
Class T	—	—	*
Class F-1	91	43
Class F-2	Not applicable	41
Class F-3	Not applicable	—	*
Class R-1	119	15
Class R-2	5,466	2,555
Class R-2E	1,102	369
Class R-3	4,683	1,442
Class R-4	3,021	1,225
Class R-5E	Not applicable	614
Class R-5	Not applicable	228
Class R-6	Not applicable	85
Total class-specific expenses	$18,137	$7,741

See end of tables for footnote.

American Funds Target Date Retirement Series	47

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,021	$1,446
Class C	1,089	109
Class T	—	—	*
Class F-1	155	72
Class F-2	Not applicable	56
Class F-3	Not applicable	—	*
Class R-1	203	25
Class R-2	6,858	3,209
Class R-2E	1,132	379
Class R-3	6,391	1,969
Class R-4	4,017	1,627
Class R-5E	Not applicable	876
Class R-5	Not applicable	294
Class R-6	Not applicable	121
Total class-specific expenses	$23,866	$10,183

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,670	$1,698
Class C	1,323	132
Class T	—	—	*
Class F-1	195	91
Class F-2	Not applicable	81
Class F-3	Not applicable	—	*
Class R-1	186	23
Class R-2	8,513	3,984
Class R-2E	1,543	518
Class R-3	7,665	2,363
Class R-4	4,631	1,876
Class R-5E	Not applicable	1,055
Class R-5	Not applicable	319
Class R-6	Not applicable	135
Total class-specific expenses	$28,726	$12,275

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$6,463	$2,254
Class C	1,667	166
Class T	—	—	*
Class F-1	218	102
Class F-2	Not applicable	114
Class F-3	Not applicable	—	*
Class R-1	299	37
Class R-2	9,290	4,347
Class R-2E	1,710	573
Class R-3	9,767	3,011
Class R-4	5,891	2,385
Class R-5E	Not applicable	1,382
Class R-5	Not applicable	393
Class R-6	Not applicable	171
Total class-specific expenses	$35,305	$14,935

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$6,832	$2,356
Class C	1,741	174
Class T	—	—	*
Class F-1	153	72
Class F-2	Not applicable	123
Class F-3	Not applicable	—	*
Class R-1	276	34
Class R-2	8,594	4,023
Class R-2E	2,097	704
Class R-3	8,946	2,760
Class R-4	5,519	2,235
Class R-5E	Not applicable	1,361
Class R-5	Not applicable	360
Class R-6	Not applicable	151
Total class-specific expenses	$34,158	$14,353

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,407	$1,957
Class C	1,356	136
Class T	—	—	*
Class F-1	118	56
Class F-2	Not applicable	95
Class F-3	Not applicable	—	*
Class R-1	175	21
Class R-2	5,521	2,583
Class R-2E	1,200	403
Class R-3	6,541	2,023
Class R-4	4,171	1,691
Class R-5E	Not applicable	1,107
Class R-5	Not applicable	266
Class R-6	Not applicable	112
Total class-specific expenses	$24,489	$10,450

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,433	$897
Class C	455	46
Class T	—	—	*
Class F-1	32	16
Class F-2	Not applicable	36
Class F-3	Not applicable	—	*
Class R-1	94	12
Class R-2	1,974	925
Class R-2E	513	173
Class R-3	2,340	724
Class R-4	1,124	457
Class R-5E	Not applicable	336
Class R-5	Not applicable	71
Class R-6	Not applicable	35
Total class-specific expenses	$8,965	$3,728

48	American Funds Target Date Retirement Series

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,399	$508
Class C	253	26
Class T	—	—	*
Class F-1	19	9
Class F-2	Not applicable	18
Class F-3	Not applicable	—	*
Class R-1	22	3
Class R-2	826	388
Class R-2E	305	103
Class R-3	1,457	450
Class R-4	799	324
Class R-5E	Not applicable	185
Class R-5	Not applicable	55
Class R-6	Not applicable	25
Total class-specific expenses	$5,080	$2,094

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
2060 Fund	$ 5	$—	*	$ 5
2055 Fund	18	1		19
2050 Fund	34	1		35
2045 Fund	41	2		43
2040 Fund	57	2		59
2035 Fund	65	2		67
2030 Fund	82	3		85
2025 Fund	76	3		79
2020 Fund	57	2		59
2015 Fund	19	1		20
2010 Fund	12	—	*	12

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Target Date Retirement Series	49

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2019, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$907,747	$5,256
2055 Fund	1,850,660	3,701
2050 Fund	2,905,253	20,004
2045 Fund	3,325,922	21,643
2040 Fund	4,044,127	29,827
2035 Fund	4,542,376	27,050
2030 Fund	5,331,150	24,183
2025 Fund	4,670,562	56,376
2020 Fund	2,378,006	266,334
2015 Fund	664,190	315,301
2010 Fund	629,389	155,000

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$113,144	9,120	$4,541	407	$(31,721)	(2,612)	$85,964	6,915
Class C	14,907	1,223	584	53	(4,379)	(357)	11,112	919
Class T	—	—	—	—	—	—	—	—
Class F-1	5,175	416	171	15	(1,671)	(134)	3,675	297
Class F-2	11,178	923	308	28	(4,945)	(405)	6,541	546
Class F-3	974	80	229	21	(1,863)	(150)	(660)	(49)
Class R-1	801	64	30	3	(707)	(58)	124	9
Class R-2	77,305	6,276	2,578	233	(34,337)	(2,789)	45,546	3,720
Class R-2E	15,458	1,253	436	39	(4,557)	(367)	11,337	925
Class R-3	91,159	7,349	2,942	264	(38,202)	(3,100)	55,899	4,513
Class R-4	121,455	9,740	3,616	324	(53,583)	(4,285)	71,488	5,779
Class R-5E	56,521	4,538	1,049	94	(13,970)	(1,165)	43,600	3,467
Class R-5	31,754	2,531	1,260	112	(24,086)	(1,914)	8,928	729
Class R-6	646,395	51,449	18,675	1,664	(145,215)	(11,581)	519,855	41,532
Total net increase (decrease)	$1,186,226	94,962	$36,419	3,257	$(359,236)	(28,917)	$863,409	69,302

Year ended October 31, 2018

Class A	$71,299	5,633	$1,322	106	$(18,285)	(1,449)	$54,336	4,290
Class C	10,295	821	143	12	(2,508)	(200)	7,930	633
Class T	—	—	—	—	—	—	—	—
Class F-1	4,165	327	21	1	(527)	(41)	3,659	287
Class F-2	8,543	676	46	3	(1,198)	(96)	7,391	583
Class F-3	401	32	111	9	(39)	(4)	473	37
Class R-1	825	65	6	1	(226)	(18)	605	48
Class R-2	59,877	4,780	686	56	(23,835)	(1,902)	36,728	2,934
Class R-2E	10,603	843	97	8	(2,118)	(167)	8,582	684
Class R-3	68,141	5,396	753	61	(25,102)	(1,985)	43,792	3,472
Class R-4	79,837	6,300	978	79	(30,661)	(2,425)	50,154	3,954
Class R-5E	24,537	1,932	153	13	(3,420)	(270)	21,270	1,675
Class R-5	27,871	2,194	409	33	(39,009)	(3,137)	(10,729)	(910)
Class R-6	442,418	34,785	4,373	351	(143,332)	(11,248)	303,459	23,888
Total net increase (decrease)	$808,812	63,784	$9,098	733	$(290,260)	(22,942)	$527,650	41,575

50	American Funds Target Date Retirement Series

2055 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$159,436	8,491	$18,198	1,082	$(67,525)	(3,591)	$110,109	5,982
Class C	18,087	981	1,545	93	(8,789)	(476)	10,843	598
Class T	—	—	—	—	—	—	—	—
Class F-1	8,597	461	782	47	(6,527)	(350)	2,852	158
Class F-2	12,501	659	626	38	(4,674)	(252)	8,453	445
Class F-3	2,283	119	194	12	(1,850)	(99)	627	32
Class R-1	1,861	102	130	8	(1,792)	(98)	199	12
Class R-2	140,503	7,643	10,807	654	(104,637)	(5,710)	46,673	2,587
Class R-2E	35,323	1,911	1,791	108	(11,806)	(634)	25,308	1,385
Class R-3	205,166	11,031	14,544	873	(141,649)	(7,657)	78,061	4,247
Class R-4	287,390	15,384	18,950	1,129	(142,823)	(7,620)	163,517	8,893
Class R-5E	129,180	6,977	5,941	354	(52,108)	(2,955)	83,013	4,376
Class R-5	79,400	4,203	8,624	509	(87,234)	(4,610)	790	102
Class R-6	1,491,604	78,684	80,327	4,742	(352,023)	(18,516)	1,219,908	64,910
Total net increase (decrease)	$2,571,331	136,646	$162,459	9,649	$(983,437)	(52,568)	$1,750,353	93,727

Year ended October 31, 2018

Class A	$138,059	7,168	$8,158	433	$(77,051)	(4,003)	$69,166	3,598
Class C	15,402	813	565	30	(6,997)	(370)	8,970	473
Class T	—	—	—	—	—	—	—	—
Class F-1	11,829	619	219	12	(2,469)	(130)	9,579	501
Class F-2	13,381	699	111	6	(2,470)	(129)	11,022	576
Class F-3	4,164	213	22	1	(205)	(11)	3,981	203
Class R-1	2,046	109	39	2	(893)	(48)	1,192	63
Class R-2	140,407	7,443	4,413	239	(99,991)	(5,309)	44,829	2,373
Class R-2E	33,075	1,741	548	29	(10,384)	(546)	23,239	1,224
Class R-3	188,484	9,890	6,058	325	(124,737)	(6,547)	69,805	3,668
Class R-4	233,479	12,144	7,624	405	(141,438)	(7,397)	99,665	5,152
Class R-5E	105,119	5,479	1,497	80	(11,486)	(599)	95,130	4,960
Class R-5	75,877	3,913	4,098	216	(112,656)	(5,915)	(32,681)	(1,786)
Class R-6	1,161,555	59,987	25,189	1,327	(255,532)	(13,148)	931,212	48,166
Total net increase (decrease)	$2,122,877	110,218	$58,541	3,105	$(846,309)	(44,152)	$1,335,109	69,171

See end of tables for footnotes.

American Funds Target Date Retirement Series	51

2050 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$240,734	15,993	$38,790	2,880	$(118,116)	(7,840)	$161,408	11,033
Class C	26,799	1,822	2,674	202	(12,979)	(881)	16,494	1,143
Class T	—	—	—	—	—	—	—	—
Class F-1	11,871	798	1,161	87	(6,249)	(417)	6,783	468
Class F-2	26,449	1,820	1,395	104	(17,635)	(1,188)	10,209	736
Class F-3	6,125	411	123	9	(930)	(64)	5,318	356
Class R-1	3,921	268	418	32	(4,672)	(315)	(333)	(15)
Class R-2	196,167	13,331	18,849	1,426	(154,629)	(10,540)	60,387	4,217
Class R-2E	51,516	3,495	3,996	301	(22,503)	(1,517)	33,009	2,279
Class R-3	307,327	20,708	30,451	2,284	(229,788)	(15,545)	107,990	7,447
Class R-4	410,221	27,456	37,489	2,791	(254,769)	(16,963)	192,941	13,284
Class R-5E	221,615	14,917	11,145	830	(62,695)	(4,355)	170,065	11,392
Class R-5	107,422	7,098	16,656	1,228	(156,190)	(10,274)	(32,112)	(1,948)
Class R-6	2,446,663	161,839	176,563	13,060	(635,129)	(41,898)	1,988,097	133,001
Total net increase (decrease)	$4,056,830	269,956	$339,710	25,234	$(1,676,284)	(111,797)	$2,720,256	183,393

Year ended October 31, 2018

Class A	$224,980	14,547	$18,499	1,222	$(129,938)	(8,410)	$113,541	7,359
Class C	25,083	1,655	994	67	(10,593)	(699)	15,484	1,023
Class T	—	—	—	—	—	—	—	—
Class F-1	16,151	1,045	355	23	(4,787)	(311)	11,719	757
Class F-2	27,219	1,770	358	24	(8,644)	(564)	18,933	1,230
Class F-3	2,766	179	13	1	(84)	(6)	2,695	174
Class R-1	3,790	250	166	11	(2,427)	(160)	1,529	101
Class R-2	197,328	13,018	8,159	549	(159,134)	(10,525)	46,353	3,042
Class R-2E	60,900	3,998	1,331	89	(19,595)	(1,282)	42,636	2,805
Class R-3	290,193	18,983	14,140	943	(214,505)	(14,022)	89,828	5,904
Class R-4	355,003	22,998	18,067	1,197	(262,740)	(17,079)	110,330	7,116
Class R-5E	172,520	11,188	2,556	169	(20,846)	(1,348)	154,230	10,009
Class R-5	108,504	6,965	9,818	644	(243,719)	(15,929)	(125,397)	(8,320)
Class R-6	2,016,120	130,015	61,035	4,018	(419,254)	(26,919)	1,657,901	107,114
Total net increase (decrease)	$3,500,557	226,611	$135,491	8,957	$(1,496,266)	(97,254)	$2,139,782	138,314

52	American Funds Target Date Retirement Series

2045 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$258,071	16,808	$44,952	3,269	$(131,331)	(8,571)	$171,692	11,506
Class C	28,931	1,928	2,914	215	(14,165)	(942)	17,680	1,201
Class T	—	—	—	—	—	—	—	—
Class F-1	15,632	1,028	1,367	101	(6,518)	(426)	10,481	703
Class F-2	28,732	1,905	1,935	141	(9,134)	(593)	21,533	1,453
Class F-3	1,821	118	87	7	(759)	(51)	1,149	74
Class R-1	4,377	291	419	31	(3,986)	(268)	810	54
Class R-2	235,545	15,748	25,648	1,905	(195,122)	(13,042)	66,071	4,611
Class R-2E	69,942	4,666	6,403	472	(30,150)	(2,000)	46,195	3,138
Class R-3	347,867	22,972	36,327	2,671	(282,549)	(18,778)	101,645	6,865
Class R-4	467,187	30,664	46,397	3,382	(264,596)	(17,303)	248,988	16,743
Class R-5E	261,365	17,389	15,033	1,098	(80,829)	(5,522)	195,569	12,965
Class R-5	104,514	6,782	19,808	1,429	(175,195)	(11,320)	(50,873)	(3,109)
Class R-6	2,708,687	175,667	217,181	15,726	(637,200)	(41,156)	2,288,668	150,237
Total net increase (decrease)	$4,532,671	295,966	$418,471	30,447	$(1,831,534)	(119,972)	$3,119,608	206,441

Year ended October 31, 2018

Class A	$234,031	14,824	$21,375	1,383	$(148,614)	(9,433)	$106,792	6,774
Class C	23,844	1,540	1,117	73	(12,443)	(803)	12,518	810
Class T	—	—	—	—	—	—	—	—
Class F-1	20,237	1,283	398	25	(5,981)	(383)	14,654	925
Class F-2	26,805	1,714	270	18	(3,148)	(199)	23,927	1,533
Class F-3	1,451	92	21	1	(334)	(22)	1,138	71
Class R-1	5,172	336	168	11	(2,641)	(171)	2,699	176
Class R-2	238,764	15,497	10,852	717	(194,510)	(12,634)	55,106	3,580
Class R-2E	77,607	4,996	2,590	170	(28,683)	(1,839)	51,514	3,327
Class R-3	334,213	21,441	16,943	1,107	(273,414)	(17,527)	77,742	5,021
Class R-4	417,221	26,490	21,895	1,419	(330,735)	(21,063)	108,381	6,846
Class R-5E	256,471	16,328	2,940	191	(28,057)	(1,782)	231,354	14,737
Class R-5	112,760	7,087	10,539	677	(316,210)	(20,211)	(192,911)	(12,447)
Class R-6	2,426,887	153,545	77,149	4,971	(465,660)	(29,321)	2,038,376	129,195
Total net increase (decrease)	$4,175,463	265,173	$166,257	10,763	$(1,810,430)	(115,388)	$2,531,290	160,548

See end of tables for footnotes.

American Funds Target Date Retirement Series	53

2040 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$342,510	22,653	$63,962	4,720	$(185,979)	(12,323)	$220,493	15,050
Class C	34,065	2,302	3,860	289	(16,774)	(1,136)	21,151	1,455
Class T	—	—	—	—	—	—	—	—
Class F-1	23,393	1,567	2,413	179	(9,229)	(610)	16,577	1,136
Class F-2	31,890	2,111	2,487	184	(12,280)	(814)	22,097	1,481
Class F-3	1,741	114	167	12	(1,878)	(126)	30	— †
Class R-1	4,868	329	733	55	(5,184)	(349)	417	35
Class R-2	260,465	17,681	33,519	2,524	(252,801)	(17,166)	41,183	3,039
Class R-2E	84,308	5,695	6,725	504	(41,170)	(2,759)	49,863	3,440
Class R-3	406,408	27,246	50,790	3,782	(354,697)	(23,852)	102,501	7,176
Class R-4	563,472	37,619	65,042	4,814	(411,130)	(27,391)	217,384	15,042
Class R-5E	372,783	25,152	20,999	1,557	(97,840)	(6,771)	295,942	19,938
Class R-5	140,982	9,263	25,973	1,903	(235,182)	(15,426)	(68,227)	(4,260)
Class R-6	3,434,425	226,679	316,236	23,270	(885,657)	(58,203)	2,865,004	191,746
Total net increase (decrease)	$5,701,310	378,411	$592,906	43,793	$(2,509,801)	(166,926)	$3,784,415	255,278

Year ended October 31, 2018

Class A	$311,475	20,033	$31,639	2,078	$(214,977)	(13,859)	$128,137	8,252
Class C	32,429	2,121	1,483	99	(14,508)	(952)	19,404	1,268
Class T	—	—	—	—	—	—	—	—
Class F-1	30,094	1,941	801	53	(9,321)	(602)	21,574	1,392
Class F-2	42,637	2,765	491	32	(5,606)	(361)	37,522	2,436
Class F-3	3,479	222	33	2	(1,122)	(73)	2,390	151
Class R-1	6,950	456	275	18	(4,988)	(328)	2,237	146
Class R-2	281,096	18,490	14,797	990	(241,825)	(15,936)	54,068	3,544
Class R-2E	93,755	6,128	2,331	155	(30,546)	(1,992)	65,540	4,291
Class R-3	410,359	26,700	24,430	1,619	(347,273)	(22,590)	87,516	5,729
Class R-4	514,276	33,193	33,415	2,200	(467,491)	(30,215)	80,200	5,178
Class R-5E	346,450	22,433	4,347	286	(44,634)	(2,887)	306,163	19,832
Class R-5	126,342	8,067	15,155	989	(384,293)	(24,924)	(242,796)	(15,868)
Class R-6	2,974,531	190,793	122,025	7,986	(682,451)	(43,616)	2,414,105	155,163
Total net increase (decrease)	$5,173,873	333,342	$251,222	16,507	$(2,449,035)	(158,335)	$2,976,060	191,514

54	American Funds Target Date Retirement Series

2035 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$400,930	27,169	$73,202	5,504	$(210,472)	(14,269)	$263,660	18,404
Class C	39,801	2,758	4,528	346	(23,903)	(1,655)	20,426	1,449
Class T	—	—	—	—	—	—	—	—
Class F-1	30,599	2,086	2,878	217	(14,547)	(993)	18,930	1,310
Class F-2	38,453	2,612	3,241	244	(17,152)	(1,166)	24,542	1,690
Class F-3	10,507	742	209	16	(7,924)	(554)	2,792	204
Class R-1	6,426	441	655	50	(4,889)	(341)	2,192	150
Class R-2	323,787	22,434	40,061	3,069	(278,685)	(19,355)	85,163	6,148
Class R-2E	102,559	7,088	9,066	692	(50,590)	(3,470)	61,035	4,310
Class R-3	484,406	33,243	59,277	4,501	(406,434)	(28,011)	137,249	9,733
Class R-4	643,184	43,908	72,329	5,455	(425,980)	(28,892)	289,533	20,471
Class R-5E	370,613	25,538	26,222	1,979	(108,284)	(7,596)	288,551	19,921
Class R-5	138,076	9,309	27,791	2,076	(230,921)	(15,589)	(65,054)	(4,204)
Class R-6	3,739,259	252,629	348,260	26,106	(952,282)	(64,045)	3,135,237	214,690
Total net increase (decrease)	$6,328,600	429,957	$667,719	50,255	$(2,732,063)	(185,936)	$4,264,256	294,276

Year ended October 31, 2018

Class A	$379,807	25,087	$36,427	2,449	$(251,285)	(16,634)	$164,949	10,902
Class C	41,172	2,768	1,802	123	(19,144)	(1,287)	23,830	1,604
Class T	—	—	—	—	—	—	—	—
Class F-1	33,330	2,211	1,150	78	(11,011)	(726)	23,469	1,563
Class F-2	66,967	4,454	599	40	(10,378)	(685)	57,188	3,809
Class F-3	9,621	642	56	4	(1,066)	(69)	8,611	577
Class R-1	6,646	449	259	18	(5,318)	(358)	1,587	109
Class R-2	336,104	22,671	17,848	1,223	(291,351)	(19,683)	62,601	4,211
Class R-2E	113,620	7,626	3,306	225	(38,853)	(2,604)	78,073	5,247
Class R-3	511,590	34,149	27,988	1,900	(399,186)	(26,672)	140,392	9,377
Class R-4	583,471	38,621	36,169	2,439	(490,766)	(32,537)	128,874	8,523
Class R-5E	462,632	30,770	4,644	313	(55,200)	(3,660)	412,076	27,423
Class R-5	147,627	9,685	15,899	1,062	(482,735)	(32,108)	(319,209)	(21,361)
Class R-6	3,681,750	242,820	133,392	8,947	(732,779)	(48,135)	3,082,363	203,632
Total net increase (decrease)	$6,374,337	421,953	$279,539	18,821	$(2,789,072)	(185,158)	$3,864,804	255,616

See end of tables for footnotes.

American Funds Target Date Retirement Series	55

2030 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$554,139	38,553	$91,977	7,021	$(310,242)	(21,614)	$335,874	23,960
Class C	49,045	3,492	5,395	418	(26,144)	(1,865)	28,296	2,045
Class T	—	—	—	—	—	—	—	—
Class F-1	34,376	2,417	3,265	251	(22,203)	(1,565)	15,438	1,103
Class F-2	70,908	4,944	4,786	366	(38,114)	(2,672)	37,580	2,638
Class F-3	7,868	535	372	28	(2,212)	(157)	6,028	406
Class R-1	8,175	575	966	75	(8,570)	(605)	571	45
Class R-2	326,027	23,260	41,173	3,202	(303,210)	(21,677)	63,990	4,785
Class R-2E	122,208	8,692	9,327	721	(65,776)	(4,654)	65,759	4,759
Class R-3	565,292	39,826	71,318	5,494	(500,793)	(35,388)	135,817	9,932
Class R-4	784,927	55,031	88,849	6,798	(587,711)	(41,181)	286,065	20,648
Class R-5E	492,441	34,888	31,338	2,401	(118,144)	(8,468)	405,635	28,821
Class R-5	170,747	11,840	31,754	2,407	(300,677)	(20,734)	(98,176)	(6,487)
Class R-6	4,653,217	323,253	420,552	32,006	(1,322,780)	(91,552)	3,750,989	263,707
Total net increase (decrease)	$7,839,370	547,306	$801,072	61,188	$(3,606,576)	(252,132)	$5,033,866	356,362

Year ended October 31, 2018

Class A	$544,749	37,197	$49,458	3,425	$(331,211)	(22,654)	$262,996	17,968
Class C	49,125	3,416	2,315	162	(21,904)	(1,524)	29,536	2,054
Class T	—	—	—	—	—	—	—	—
Class F-1	35,080	2,408	1,469	102	(15,103)	(1,039)	21,446	1,471
Class F-2	84,919	5,834	1,326	92	(18,641)	(1,277)	67,604	4,649
Class F-3	4,761	324	121	8	(774)	(53)	4,108	279
Class R-1	10,000	692	443	31	(8,587)	(598)	1,856	125
Class R-2	357,620	24,939	20,687	1,459	(321,537)	(22,448)	56,770	3,950
Class R-2E	139,856	9,691	3,742	263	(46,161)	(3,192)	97,437	6,762
Class R-3	590,852	40,797	38,276	2,675	(489,100)	(33,769)	140,028	9,703
Class R-4	751,594	51,426	50,773	3,526	(684,845)	(46,973)	117,522	7,979
Class R-5E	589,119	40,561	5,984	416	(77,078)	(5,290)	518,025	35,687
Class R-5	181,101	12,269	19,906	1,370	(565,781)	(38,685)	(364,774)	(25,046)
Class R-6	4,326,605	294,512	179,511	12,406	(999,231)	(67,908)	3,506,885	239,010
Total net increase (decrease)	$7,665,381	524,066	$374,011	25,935	$(3,579,953)	(245,410)	$4,459,439	304,591

56	American Funds Target Date Retirement Series

2025 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$573,715	42,730	$88,957	7,191	$(360,277)	(26,916)	$302,395	23,005
Class C	48,340	3,682	5,087	418	(30,036)	(2,284)	23,391	1,816
Class T	—	—	—	—	—	—	—	—
Class F-1	22,071	1,664	2,122	173	(19,140)	(1,430)	5,053	407
Class F-2	65,328	4,869	4,807	389	(29,047)	(2,168)	41,088	3,090
Class F-3	7,399	551	457	37	(8,244)	(619)	(388)	(31)
Class R-1	9,410	714	809	66	(8,102)	(616)	2,117	164
Class R-2	286,950	21,928	34,456	2,836	(301,324)	(23,056)	20,082	1,708
Class R-2E	132,865	10,125	10,626	872	(80,018)	(6,053)	63,473	4,944
Class R-3	538,422	40,610	60,167	4,908	(507,639)	(38,398)	90,950	7,120
Class R-4	766,822	57,482	76,025	6,161	(566,537)	(42,339)	276,310	21,304
Class R-5E	465,138	35,217	29,261	2,375	(134,710)	(10,204)	359,689	27,388
Class R-5	169,848	12,581	26,910	2,161	(256,971)	(18,994)	(60,213)	(4,252)
Class R-6	4,275,763	317,414	345,159	27,813	(1,356,255)	(100,409)	3,264,667	244,818
Total net increase (decrease)	$7,362,071	549,567	$684,843	55,400	$(3,658,300)	(273,486)	$4,388,614	331,481

Year ended October 31, 2018

Class A	$585,572	43,077	$51,133	3,802	$(397,259)	(29,255)	$239,446	17,624
Class C	47,404	3,550	2,455	185	(27,675)	(2,074)	22,184	1,661
Class T	—	—	—	—	—	—	—	—
Class F-1	26,535	1,966	1,031	77	(13,738)	(1,018)	13,828	1,025
Class F-2	84,329	6,238	1,490	111	(22,661)	(1,660)	63,158	4,689
Class F-3	6,809	501	317	24	(5,975)	(437)	1,151	88
Class R-1	7,522	561	400	30	(5,921)	(443)	2,001	148
Class R-2	322,546	24,226	19,354	1,464	(337,001)	(25,350)	4,899	340
Class R-2E	149,481	11,169	4,904	369	(49,008)	(3,663)	105,377	7,875
Class R-3	576,348	42,868	34,636	2,598	(504,516)	(37,522)	106,468	7,944
Class R-4	744,885	54,925	45,094	3,360	(625,056)	(46,153)	164,923	12,132
Class R-5E	639,290	47,385	5,149	384	(93,091)	(6,862)	551,348	40,907
Class R-5	164,516	12,014	18,063	1,334	(568,360)	(41,678)	(385,781)	(28,330)
Class R-6	4,397,862	322,234	154,317	11,431	(1,076,347)	(78,813)	3,475,832	254,852
Total net increase (decrease)	$7,753,099	570,714	$338,343	25,169	$(3,726,608)	(274,928)	$4,364,834	320,955

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

2020 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$393,455	31,383	$77,644	6,665	$(357,499)	(28,570)	$113,600	9,478
Class C	35,550	2,899	4,167	363	(26,764)	(2,181)	12,953	1,081
Class T	—	—	—	—	—	—	—	—
Class F-1	12,304	989	1,793	155	(12,978)	(1,043)	1,119	101
Class F-2	43,489	3,474	3,881	334	(28,046)	(2,245)	19,324	1,563
Class F-3	6,739	531	268	23	(5,230)	(423)	1,777	131
Class R-1	5,450	439	534	46	(5,975)	(483)	9	2
Class R-2	178,766	14,611	23,283	2,028	(239,573)	(19,542)	(37,524)	(2,903)
Class R-2E	90,232	7,324	6,408	558	(51,475)	(4,175)	45,165	3,707
Class R-3	366,168	29,561	46,245	4,000	(427,540)	(34,523)	(15,127)	(962)
Class R-4	461,336	37,015	62,908	5,409	(559,290)	(44,869)	(35,046)	(2,445)
Class R-5E	365,074	29,605	24,711	2,132	(142,581)	(11,431)	247,204	20,306
Class R-5	111,498	8,862	21,311	1,818	(235,319)	(18,605)	(102,510)	(7,925)
Class R-6	3,002,701	239,218	273,710	23,435	(1,548,339)	(122,979)	1,728,072	139,674
Total net increase (decrease)	$5,072,762	405,911	$546,863	46,966	$(3,640,609)	(291,069)	$1,979,016	161,808

Year ended October 31, 2018

Class A	$435,100	34,373	$49,424	3,932	$(429,642)	(33,966)	$54,882	4,339
Class C	36,064	2,898	2,234	180	(27,096)	(2,179)	11,202	899
Class T	—	—	—	—	—	—	—	—
Class F-1	21,502	1,708	972	78	(12,572)	(998)	9,902	788
Class F-2	69,009	5,488	1,414	113	(20,937)	(1,659)	49,486	3,942
Class F-3	5,475	433	38	3	(533)	(42)	4,980	394
Class R-1	3,818	306	293	24	(5,146)	(413)	(1,035)	(83)
Class R-2	215,329	17,318	14,170	1,144	(267,859)	(21,564)	(38,360)	(3,102)
Class R-2E	118,441	9,500	2,939	237	(66,556)	(5,342)	54,824	4,395
Class R-3	408,500	32,583	30,202	2,420	(482,547)	(38,487)	(43,845)	(3,484)
Class R-4	572,740	45,322	43,915	3,499	(646,367)	(51,257)	(29,712)	(2,436)
Class R-5E	545,616	43,433	4,986	398	(118,777)	(9,407)	431,825	34,424
Class R-5	114,258	8,956	15,699	1,242	(421,410)	(33,035)	(291,453)	(22,837)
Class R-6	3,053,916	240,181	138,200	10,959	(1,219,921)	(95,980)	1,972,195	155,160
Total net increase (decrease)	$5,599,768	442,499	$304,486	24,229	$(3,719,363)	(294,329)	$2,184,891	172,399

58	American Funds Target Date Retirement Series

2015 Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$117,189	10,208	$37,307	3,474		$(162,733)	(14,172)	$(8,237)	(490)
Class C	7,163	634	1,498	141		(9,601)	(851)	(940)	(76)
Class T	—	—	—	—		—	—	—	—
Class F-1	2,931	254	524	49		(3,577)	(316)	(122)	(13)
Class F-2	12,245	1,066	1,663	155		(9,344)	(822)	4,564	399
Class F-3	2,521	221	76	7		(3,160)	(278)	(563)	(50)
Class R-1	1,506	133	291	27		(2,664)	(235)	(867)	(75)
Class R-2	53,558	4,751	8,768	827		(95,613)	(8,485)	(33,287)	(2,907)
Class R-2E	35,999	3,191	2,945	279		(41,219)	(3,630)	(2,275)	(160)
Class R-3	110,776	9,761	17,613	1,652		(178,602)	(15,713)	(50,213)	(4,300)
Class R-4	131,847	11,532	17,895	1,669		(184,837)	(16,149)	(35,095)	(2,948)
Class R-5E	87,812	7,760	8,457	792		(58,908)	(5,139)	37,361	3,413
Class R-5	24,090	2,090	5,987	555		(57,740)	(4,994)	(27,663)	(2,349)
Class R-6	1,007,528	87,449	90,866	8,453		(662,359)	(57,321)	436,035	38,581
Total net increase (decrease)	$1,595,165	139,050	$193,890	18,080		$(1,470,357)	(128,105)	$318,698	29,025

Year ended October 31, 2018

Class A	$134,823	11,582	$27,104	2,337		$(220,811)	(18,982)	$(58,884)	(5,063)
Class C	9,609	839	920	80		(9,174)	(800)	1,355	119
Class T	—	—	—	—		—	—	—	—
Class F-1	3,593	311	367	32		(4,078)	(353)	(118)	(10)
Class F-2	25,934	2,247	543	47		(6,807)	(585)	19,670	1,709
Class F-3	4,506	388	2	—	†	(172)	(15)	4,336	373
Class R-1	1,526	134	206	18		(3,138)	(276)	(1,406)	(124)
Class R-2	76,575	6,691	6,056	529		(111,111)	(9,723)	(28,480)	(2,503)
Class R-2E	49,679	4,339	1,756	154		(27,195)	(2,378)	24,240	2,115
Class R-3	141,209	12,247	12,869	1,117		(202,551)	(17,565)	(48,473)	(4,201)
Class R-4	154,024	13,247	14,492	1,251		(235,378)	(20,282)	(66,862)	(5,784)
Class R-5E	218,858	18,927	1,706	148		(68,413)	(5,901)	152,151	13,174
Class R-5	32,120	2,740	5,233	449		(151,665)	(12,899)	(114,312)	(9,710)
Class R-6	1,131,674	96,839	50,397	4,341		(580,744)	(49,723)	601,327	51,457
Total net increase (decrease)	$1,984,130	170,531	$121,651	10,503		$(1,621,237)	(139,482)	$484,544	41,552

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

2010 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$72,555	6,683	$18,671	1,834	$(89,688)	(8,282)	$1,538	235
Class C	6,471	603	690	68	(5,898)	(556)	1,263	115
Class T	—	—	—	—	—	—	—	—
Class F-1	3,852	359	310	31	(4,424)	(420)	(262)	(30)
Class F-2	10,130	930	702	69	(5,815)	(533)	5,017	466
Class F-3	3,207	302	36	4	(1,411)	(132)	1,832	174
Class R-1	432	40	67	6	(1,442)	(135)	(943)	(89)
Class R-2	33,541	3,151	3,121	310	(41,217)	(3,853)	(4,555)	(392)
Class R-2E	27,922	2,639	1,473	147	(20,852)	(1,977)	8,543	809
Class R-3	86,329	8,034	9,355	925	(98,447)	(9,155)	(2,763)	(196)
Class R-4	96,903	9,001	10,954	1,078	(110,605)	(10,234)	(2,748)	(155)
Class R-5E	76,431	7,078	3,942	389	(37,281)	(3,443)	43,092	4,024
Class R-5	24,804	2,287	4,098	401	(61,002)	(5,556)	(32,100)	(2,868)
Class R-6	823,831	75,716	55,687	5,465	(450,319)	(41,305)	429,199	39,876
Total net increase (decrease)	$1,266,408	116,823	$109,106	10,727	$(928,401)	(85,581)	$447,113	41,969

Year ended October 31, 2018

Class A	$66,637	6,085	$14,418	1,322	$(135,078)	(12,351)	$(54,023)	(4,944)
Class C	7,040	655	455	42	(7,205)	(669)	290	28
Class T	—	—	—	—	—	—	—	—
Class F-1	3,913	359	209	19	(3,724)	(343)	398	35
Class F-2	14,145	1,303	243	23	(4,169)	(382)	10,219	944
Class F-3	1,294	119	13	1	(151)	(14)	1,156	106
Class R-1	821	75	52	5	(1,543)	(143)	(670)	(63)
Class R-2	37,451	3,480	2,130	197	(53,557)	(4,979)	(13,976)	(1,302)
Class R-2E	22,782	2,117	942	87	(18,464)	(1,713)	5,260	491
Class R-3	93,995	8,667	6,241	575	(97,992)	(9,032)	2,244	210
Class R-4	91,175	8,356	8,700	799	(134,186)	(12,303)	(34,311)	(3,148)
Class R-5E	95,428	8,785	1,258	116	(37,014)	(3,404)	59,672	5,497
Class R-5	33,801	3,064	3,761	343	(132,826)	(12,021)	(95,264)	(8,614)
Class R-6	768,200	69,971	31,976	2,925	(396,419)	(36,170)	403,757	36,726
Total net increase (decrease)	$1,236,682	113,036	$70,398	6,454	$(1,022,328)	(93,524)	$284,752	25,966

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

60	American Funds Target Date Retirement Series

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$12.14	$.16	$1.26	$1.42	$(.09)	$(.31)	$(.40)	$13.16	12.22%	$232		.40%		.40%		.79%		1.27%
10/31/2018	12.20	.14	(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06	130		.37		.37		.77		1.10
10/31/2017	10.27	.13	2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55	78		.40		.36		.76		1.19
10/31/2016	9.97	.13	.24	.37	(.07)	— [6]	(.07)	10.27	3.79	38		.58		.35		.76		1.35
10/31/2015[7,8]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[9]	8		1.11	[10]	.42	[10]	.83	[10]	.80	[10]

Class C:
10/31/2019	11.96	.06	1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46	34		1.12		1.12		1.51		.51
10/31/2018	12.05	.04	— [6]	.04	(.02)	(.11)	(.13)	11.96	.25	20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04	2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63	13		1.20		1.16		1.56		.36
10/31/2016	9.93	.04	.25	.29	(.04)	— [6]	(.04)	10.18	2.98	5		1.32		1.15		1.56		.38
10/31/2015[7,8]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[9]	1		1.83	[10]	1.11	[10]	1.52	[10]	.15	[10]

Class T:
10/31/2019	12.16	.20	1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54 [11]	—	[12]	.16	[11]	.16	[11]	.55	[11]	1.58	[11]
10/31/2018	12.22	.17	(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20 [11]	—	[12]	.17	[11]	.17	[11]	.57	[11]	1.36	[11]
10/31/2017[7,13]	10.94	.06	1.22	1.28	—	—	—	12.22	11.70 [9,11]	—	[12]	.18	[10,11]	.14	[10,11]	.54	[10,11]	.95	[10,11]

Class F-1:
10/31/2019	12.15	.15	1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26	9		.39		.39		.78		1.23
10/31/2018	12.21	.13	— [6]	.13	(.08)	(.11)	(.19)	12.15	1.04	5		.39		.39		.79		.99
10/31/2017	10.29	.12	2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55	1		.45		.41		.81		1.02
10/31/2016	9.98	.12	.25	.37	(.06)	— [6]	(.06)	10.29	3.77	—	[12]	.41		.34		.75		1.14
10/31/2015[7,8]	10.00	.04	(.06)	(.02)	—	—	—	9.98	(.20)[9,11]	—	[12]	1.06	[10,11]	.25	[10,11]	.66	[10,11]	.74	[10,11]

Class F-2:
10/31/2019	12.20	.18	1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50	17		.12		.12		.51		1.46
10/31/2018	12.25	.16	.01	.17	(.11)	(.11)	(.22)	12.20	1.32	9		.13		.13		.53		1.27
10/31/2017	10.30	.15	2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82	2		.19		.15		.55		1.33
10/31/2016	9.98	.18	.22	.40	(.08)	— [6]	(.08)	10.30	4.03	1		.44		.15		.56		1.80
10/31/2015[7,8]	10.00	.07	(.09)	(.02)	—	—	—	9.98	(.20)[9]	—	[12]	.90	[10]	.17	[10]	.58	[10]	1.17	[10]

Class F-3:
10/31/2019	12.17	.22	1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69	6		.03		.03		.42		1.77
10/31/2018	12.23	.19	(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28	7		.04		.04		.44		1.47
10/31/2017[7,14]	10.65	.09	1.49	1.58	—	—	—	12.23	14.84 [9]	6		.06	[10]	.02	[10]	.42	[10]	1.06	[10]

Class R-1:
10/31/2019	12.01	.07	1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47	1		1.10		1.10		1.49		.60
10/31/2018	12.10	.04	— [6]	.04	(.02)	(.11)	(.13)	12.01	.27	1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04	2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68	1		1.17		1.14		1.54		.32
10/31/2016	9.97	.04	.26	.30	(.06)	— [6]	(.06)	10.21	3.06 [11]	—	[12]	1.28	[11]	1.08	[11]	1.49	[11]	.43	[11]
10/31/2015[7,8]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[9,11]	—	[12]	1.15	[10,11]	.46	[10,11]	.87	[10,11]	.84	[10,11]

Class R-2:
10/31/2019	11.96	.07	1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44	148		1.13		1.13		1.52		.53
10/31/2018	12.06	.04	(.01)	.03	(.02)	(.11)	(.13)	11.96	.22	92		1.14		1.14		1.54		.35
10/31/2017	10.18	.04	2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71	58		1.19		1.15		1.55		.36
10/31/2016	9.93	.03	.27	.30	(.05)	— [6]	(.05)	10.18	3.03	21		1.32		1.15		1.56		.29
10/31/2015[7,8]	10.00	.01	(.08)	(.07)	—	—	—	9.93	(.70)[9]	4		1.69	[10]	1.06	[10]	1.47	[10]	.25	[10]

Class R-2E:
10/31/2019	12.04	.10	1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75	27		.83		.83		1.22		.79
10/31/2018	12.14	.07	.01	.08	(.07)	(.11)	(.18)	12.04	.57	14		.84		.84		1.24		.58
10/31/2017	10.25	.06	2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94	5		.85		.82		1.22		.52
10/31/2016	9.98	.05	.29	.34	(.07)	— [6]	(.07)	10.25	3.47	—	[12]	.93		.82		1.23		.53
10/31/2015[7,8]	10.00	.05	(.07)	(.02)	—	—	—	9.98	(.20)[9,11]	—	[12]	1.18	[10,11]	.28	[10,11]	.69	[10,11]	.81	[10,11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$12.07	$.12	$1.26	$1.38	$(.06)	$(.31)	$(.37)	$13.08	11.91%	$158	.68%		.68%		1.07%		.96%
10/31/2018	12.15	.10	(.01)	.09	(.06)	(.11)	(.17)	12.07	.69	91	.69		.69		1.09		.77
10/31/2017	10.23	.09	2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25	49	.74		.70		1.10		.79
10/31/2016	9.95	.07	.27	.34	(.06)	— [6]	(.06)	10.23	3.44	19	.90		.72		1.13		.69
10/31/2015[7,8]	10.00	.03	(.08)	(.05)	—	—	—	9.95	(.50)[9]	4	1.17	[10]	.67	[10]	1.08	[10]	.45	[10]

Class R-4:
10/31/2019	12.13	.16	1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190	.38		.38		.77		1.25
10/31/2018	12.20	.14	(.01)	.13	(.09)	(.11)	(.20)	12.13	.98	105	.39		.39		.79		1.07
10/31/2017	10.27	.12	2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57	57	.43		.40		.80		1.04
10/31/2016	9.97	.10	.27	.37	(.07)	— [6]	(.07)	10.27	3.73	16	.55		.40		.81		1.02
10/31/2015[7,8]	10.00	.05	(.08)	(.03)	—	—	—	9.97	(.30)[9]	3	.94	[10]	.39	[10]	.80	[10]	.91	[10]

Class R-5E:
10/31/2019	12.16	.18	1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75	.17		.17		.56		1.39
10/31/2018	12.22	.15	.01	.16	(.11)	(.11)	(.22)	12.16	1.22	27	.18		.18		.58		1.21
10/31/2017	10.28	.13	2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79	7	.22		.19		.59		1.13
10/31/2016[7,15]	10.02	.10	.24	.34	(.08)	— [6]	(.08)	10.28	3.41 [9]	1	.24	[10]	.21	[10]	.62	[10]	1.01	[10]

Class R-5:
10/31/2019	12.21	.20	1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48	.08		.08		.47		1.61
10/31/2018	12.26	.18	(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31	35	.10		.10		.50		1.38
10/31/2017	10.31	.14	2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90	47	.13		.09		.49		1.25
10/31/2016	9.99	.12	.27	.39	(.07)	— [6]	(.07)	10.31	4.02	8	.23		.10		.51		1.22
10/31/2015[7,8]	10.00	.06	(.07)	(.01)	—	—	—	9.99	(.10)[9]	1	.74	[10]	.11	[10]	.52	[10]	1.09	[10]

Class R-6:
10/31/2019	12.22	.20	1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069	.03		.03		.42		1.57
10/31/2018	12.27	.18	(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36	477	.04		.04		.44		1.41
10/31/2017	10.32	.15	2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90	186	.08		.05		.45		1.29
10/31/2016	9.99	.13	.28	.41	(.08)	— [6]	(.08)	10.32	4.13	25	.20		.05		.46		1.32
10/31/2015[7,8]	10.00	.07	(.08)	(.01)	—	—	—	9.99	(.10)[9]	5	.52	[10]	.05	[10]	.46	[10]	1.26	[10]

62	American Funds Target Date Retirement Series

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$18.45	$.25	$1.88	$2.13	$(.15)	$(.60)	$(.75)	$19.83	12.31%		$581		.36%		.36%		.75%		1.33%
10/31/2018	18.66	.22	(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02		431		.34		.34		.74		1.16
10/31/2017	15.82	.22	3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70		369		.34		.34		.74		1.28
10/31/2016	15.86	.18	.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
10/31/2015	16.04	.20	.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23

Class C:
10/31/2019	18.09	.11	1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43		57		1.11		1.11		1.50		.58
10/31/2018	18.32	.07	(.01)	.06	(.02)	(.27)	(.29)	18.09	.29		42		1.11		1.11		1.51		.39
10/31/2017	15.58	.08	3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66		35		1.13		1.13		1.53		.45
10/31/2016	15.67	.06	.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
10/31/2015	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30

Class T:
10/31/2019	18.47	.30	1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52	[11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.60	[11]
10/31/2018	18.68	.27	(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21	[11]	—	[12]	.14	[11]	.14	[11]	.54	[11]	1.39	[11]
10/31/2017[7,13]	16.72	.10	1.86	1.96	—	—	—	18.68	11.72	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	.95	[10,11]

Class F-1:
10/31/2019	18.36	.25	1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24		22		.38		.38		.77		1.33
10/31/2018	18.58	.21	(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02		18		.37		.37		.77		1.07
10/31/2017	15.78	.17	3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64		9		.37		.37		.77		.98
10/31/2016	15.84	.17	.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
10/31/2015	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[12]	.50		.40		.81		1.04

Class F-2:
10/31/2019	18.48	.29	1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55		24		.10		.10		.49		1.55
10/31/2018	18.69	.25	(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24		14		.11		.11		.51		1.28
10/31/2017	15.85	.24	3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92		4		.12		.12		.52		1.40
10/31/2016	15.88	.20	.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
10/31/2015	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26

Class F-3:
10/31/2019	18.51	.32	1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65		6		.02		.02		.41		1.70
10/31/2018	18.70	.28	(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41		5		.01		.01		.41		1.44
10/31/2017[7,14]	16.29	.06	2.35	2.41	—	—	—	18.70	14.79	[9]	1		.02	[10]	.02	[10]	.42	[10]	.45	[10]

Class R-1:
10/31/2019	18.03	.10	1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36		4		1.14		1.14		1.53		.57
10/31/2018	18.25	.07	(.01)	.06	(.01)	(.27)	(.28)	18.03	.27		4		1.14		1.14		1.54		.35
10/31/2017	15.49	.08	3.05	3.13	— [6]	(.37)	(.37)	18.25	20.63		2		1.15		1.15		1.55		.46
10/31/2016	15.55	.06	.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
10/31/2015	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41

Class R-2:
10/31/2019	18.02	.11	1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42		379		1.11		1.11		1.50		.60
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29		306		1.12		1.12		1.52		.41
10/31/2017	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69		267		1.12		1.12		1.52		.48
10/31/2016	15.58	.07	.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
10/31/2015	15.78	.08	.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51

Class R-2E:
10/31/2019	18.17	.15	1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81		74		.81		.81		1.20		.83
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52		44		.81		.81		1.21		.63
10/31/2017	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10		22		.81		.81		1.21		.51
10/31/2016	15.83	.07	.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43
10/31/2015	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[11]	—	[12]	.64	[11]	.54	[11]	.95	[11]	.71	[11]

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$18.24	$.19	$1.86	$2.05	$(.10)	$(.60)	$(.70)	$19.59	11.92%		$478	.67%		.67%		1.06%		1.03%
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70		367	.67		.67		1.07		.83
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27		304	.67		.67		1.07		.92
10/31/2016	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187	.73		.71		1.12		.83
10/31/2015	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121	.82		.72		1.13		.86

Class R-4:
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27		653	.36		.36		.75		1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01		444	.37		.37		.77		1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60		353	.36		.36		.76		1.16
10/31/2016	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183	.41		.40		.81		1.13
10/31/2015	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100	.51		.41		.82		1.15

Class R-5E:
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48		228	.16		.16		.55		1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23		131	.16		.16		.56		1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85		40	.16		.16		.56		1.33
10/31/2016[7,15]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[9]	10	.17	[10]	.17	[10]	.58	[10]	1.03	[10]

Class R-5:
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58		209	.07		.07		.46		1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30		193	.07		.07		.47		1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02		228	.07		.07		.47		1.41
10/31/2016	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87	.10		.09		.50		1.41
10/31/2015	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34		46	.21		.11		.52		1.40

Class R-6:
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62		3,140	.02		.02		.41		1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39		1,711	.02		.02		.42		1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04		822	.02		.02		.42		1.47
10/31/2016	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255	.05		.04		.45		1.51
10/31/2015	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37		115	.16		.06		.47		1.40

64	American Funds Target Date Retirement Series

2050 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$14.83	$.20	$1.50	$1.70	$(.13)	$(.52)	$(.65)	$15.88	12.23%		$1,109		.36%		.36%		.75%		1.34%
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06		872		.34		.34		.74		1.17
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66		773		.34		.34		.74		1.29
10/31/2016	12.91	.15	.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
10/31/2015	13.12	.17	.10	.27	(.11)	(.37)	(.48)	12.91	2.12		481		.45		.35		.76		1.28

Class C:
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47		91		1.10		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23		68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77		54		1.12		1.12		1.52		.45
10/31/2016	12.74	.05	.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
10/31/2015	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37

Class T:
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52	[11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.60	[11]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19	[11]	—	[12]	.14	[11]	.14	[11]	.54	[11]	1.39	[11]
10/31/2017[7,13]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	.95	[10,11]

Class F-1:
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27		34		.38		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02		25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58		14		.37		.37		.77		1.04
10/31/2016	12.87	.14	.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
10/31/2015	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05

Class F-2:
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60		44		.10		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22		30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94		12		.11		.11		.51		1.42
10/31/2016	12.92	.18	.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
10/31/2015	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30

Class F-3:
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66		9		.01		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41		3		.01		.01		.41		1.32
10/31/2017[7,14]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80	[9]	—	[12]	.02	[10]	.01	[10]	.41	[10]	1.09	[10]

Class R-1:
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46		12		1.13		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18		11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75		10		1.14		1.14		1.54		.50
10/31/2016	12.65	.05	.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
10/31/2015	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52

Class R-2:
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40		598		1.11		1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26		498		1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74		460		1.10		1.10		1.50		.51
10/31/2016	12.66	.06	.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
10/31/2015	12.88	.07	.11	.18	(.03)	(.37)	(.40)	12.66	1.39		278		1.15		1.05		1.46		.58

Class R-2E:
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70		136		.81		.81		1.20		.86
10/31/2018	14.81	.10	— [6]	.10	(.09)	(.24)	(.33)	14.58	.59		94		.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15		54		.80		.80		1.20		.55
10/31/2016	12.86	.05	.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42
10/31/2015	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96		—	[12]	.79		.69		1.10		.67

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2050 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$14.64	$.16	$1.48	$1.64	$(.08)	$(.52)	$(.60)	$15.68	11.93%		$896	.66%		.66%		1.05%		1.04%
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73		727	.67		.67		1.07		.85
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24		650	.66		.66		1.06		.94
10/31/2016	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441	.71		.70		1.11		.87
10/31/2015	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82		340	.79		.69		1.10		.89

Class R-4:
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31		1,113	.36		.36		.75		1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00		842	.37		.37		.77		1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64		747	.36		.36		.76		1.19
10/31/2016	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417	.40		.38		.79		1.15
10/31/2015	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265	.47		.37		.78		1.22

Class R-5E:
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45		423	.16		.16		.55		1.46
10/31/2018	14.99	.20	— [6]	.20	(.15)	(.24)	(.39)	14.80	1.26		227	.15		.15		.55		1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89		80	.15		.15		.55		1.35
10/31/2016[7,15]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[9]	26	.17	[10]	.17	[10]	.58	[10]	1.03	[10]

Class R-5:
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58		351	.06		.06		.45		1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36		357	.07		.07		.47		1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96		487	.06		.06		.46		1.45
10/31/2016	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216	.09		.08		.49		1.44
10/31/2015	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37		130	.18		.08		.49		1.49

Class R-6:
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61		5,959	.01		.01		.40		1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41		3,578	.01		.01		.41		1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98		2,004	.02		.02		.42		1.49
10/31/2016	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781	.04		.02		.43		1.50
10/31/2015	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41		394	.13		.03		.44		1.46

66	American Funds Target Date Retirement Series

2045 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$15.13	$.21	$1.53	$1.74	$(.14)	$(.53)	$(.67)	$16.20	12.30%		$1,254		.35%		.35%		.74%		1.40%
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92		998		.33		.33		.72		1.22
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46		908		.33		.33		.73		1.31
10/31/2016	13.19	.16	.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
10/31/2015	13.37	.17	.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28

Class C:
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43		98		1.10		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10		74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53		63		1.12		1.12		1.52		.48
10/31/2016	13.03	.05	.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
10/31/2015	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34

Class T:
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45	[11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.65	[11]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12	[11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.43	[11]
10/31/2017[7,13]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	.98	[10,11]

Class F-1:
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19		43		.38		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89		30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38		16		.37		.37		.77		1.02
10/31/2016	13.16	.13	.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
10/31/2015	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19

Class F-2:
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55		58		.10		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16		32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70		9		.11		.11		.51		1.40
10/31/2016	13.22	.18	.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
10/31/2015	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17

Class F-3:
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59		3		.01		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27		2		.01		.01		.40		1.51
10/31/2017[7,14]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70	[9]	1		.02	[10]	.01	[10]	.41	[10]	1.14	[10]

Class R-1:
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34		13		1.13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13		11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46		9		1.14		1.14		1.54		.55
10/31/2016	12.94	.05	.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
10/31/2015	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53

Class R-2:
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43		784		1.11		1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13		665		1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53		622		1.10		1.10		1.50		.53
10/31/2016	12.90	.06	.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
10/31/2015	13.09	.08	.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58

Class R-2E:
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73		212		.81		.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43		151		.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92		103		.80		.80		1.20		.59
10/31/2016	13.15	.06	.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44
10/31/2015	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[12]	.78		.68		1.09		.65

See end of tables for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2045 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$14.93	$.17	$1.49	$1.66	$(.09)	$(.53)	$(.62)	$15.97	11.86%		$1,027	.66%		.66%		1.05%		1.10%
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59		857	.66		.66		1.05		.89
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06		794	.66		.66		1.06		.97
10/31/2016	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535	.71		.70		1.11		.88
10/31/2015	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391	.78		.68		1.09		.94

Class R-4:
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23		1,363	.36		.36		.75		1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86		1,020	.36		.36		.75		1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42		930	.36		.36		.76		1.21
10/31/2016	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522	.39		.38		.79		1.17
10/31/2015	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321	.47		.37		.78		1.22

Class R-5E:
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46		531	.16		.16		.55		1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14		301	.15		.15		.54		1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67		79	.15		.15		.55		1.39
10/31/2016[7,15]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[9]	30	.17	[10]	.17	[10]	.58	[10]	1.06	[10]

Class R-5:
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57		395	.06		.06		.45		1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21		417	.07		.07		.46		1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82		614	.06		.06		.46		1.47
10/31/2016	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255	.09		.08		.49		1.47
10/31/2015	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36		165	.18		.08		.49		1.48

Class R-6:
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61		7,082	.01		.01		.40		1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27		4,328	.01		.01		.40		1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85		2,392	.01		.01		.41		1.54
10/31/2016	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983	.03		.02		.43		1.54
10/31/2015	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47		494	.13		.03		.44		1.43

68	American Funds Target Date Retirement Series

2040 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$14.90	$.22	$1.47	$1.69	$(.15)	$(.52)	$(.67)	$15.92	12.15%		$1,735		.36%		.36%		.74%		1.44%
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86		1,399		.34		.34		.73		1.27
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02		1,296		.34		.34		.74		1.36
10/31/2016	13.12	.16	.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
10/31/2015	13.36	.18	.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36

Class C:
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30		124		1.10		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05		95		1.10		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14		78		1.11		1.11		1.51		.54
10/31/2016	12.97	.06	.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
10/31/2015	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44

Class T:
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39	[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.70	[11]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06	[11]	—	[12]	.14	[11]	.14	[11]	.53	[11]	1.49	[11]
10/31/2017[7,13]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.54	[10,11]	1.03	[10,11]

Class F-1:
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11		71		.37		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78		50		.37		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02		30		.37		.37		.77		1.11
10/31/2016	13.10	.15	.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
10/31/2015	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26

Class F-2:
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48		76		.10		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03		49		.10		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28		13		.11		.11		.51		1.46
10/31/2016	13.14	.19	.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
10/31/2015	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38

Class F-3:
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60		4		.01		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15		3		.01		.01		.40		1.48
10/31/2017[7,14]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49	[9]	1		.01	[10]	.01	[10]	.41	[10]	1.25	[10]

Class R-1:
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29		21		1.13		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04		19		1.13		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07		17		1.14		1.14		1.54		.60
10/31/2016	12.85	.06	.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
10/31/2015	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57

Class R-2:
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34		962		1.11		1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05		856		1.11		1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10		819		1.10		1.10		1.50		.59
10/31/2016	12.85	.07	.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
10/31/2015	13.09	.08	.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65

Class R-2E:
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75		219		.81		.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29		155		.81		.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47		94		.80		.80		1.20		.70
10/31/2016	13.08	.06	.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49
10/31/2015	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[12]	.82		.72		1.12		.55

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2040 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$14.72	$.17	$1.47	$1.64	$(.10)	$(.52)	$(.62)	$15.74	11.91%		$1,377	.66%		.66%		1.04%		1.15%
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45		1,183	.66		.66		1.05		.94
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65		1,117	.65		.65		1.05		1.02
10/31/2016	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773	.71		.70		1.11		.94
10/31/2015	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606	.78		.68		1.08		.99

Class R-4:
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23		1,756	.36		.36		.74		1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73		1,419	.36		.36		.75		1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99		1,364	.35		.35		.75		1.28
10/31/2016	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825	.39		.38		.79		1.23
10/31/2015	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531	.47		.37		.77		1.30

Class R-5E:
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38		770	.16		.16		.54		1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00		424	.15		.15		.54		1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21		131	.14		.14		.54		1.38
10/31/2016[7,15]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[9]	48	.16	[10]	.16	[10]	.57	[10]	1.11	[10]

Class R-5:
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59		510	.06		.06		.44		1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03		541	.06		.06		.45		1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39		791	.06		.06		.46		1.53
10/31/2016	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370	.09		.07		.48		1.53
10/31/2015	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32		265	.17		.07		.47		1.57

Class R-6:
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56		9,766	.01		.01		.39		1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15		6,262	.01		.01		.40		1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43		3,997	.01		.01		.41		1.59
10/31/2016	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824	.03		.02		.43		1.58
10/31/2015	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36		936	.12		.02		.42		1.55

70	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$14.55	$.23	$1.40	$1.63		$(.16)	$(.48)	$(.64)	$15.54	11.96%		$2,036		.36%		.36%		.73%		1.52%
10/31/2018	14.79	.20	(.09)	.11		(.14)	(.21)	(.35)	14.55	.71		1,638		.34		.34		.72		1.33
10/31/2017	12.75	.19	2.29	2.48		(.13)	(.31)	(.44)	14.79	20.07		1,504		.33		.33		.72		1.40
10/31/2016	12.98	.17	.28	.45		(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
10/31/2015	13.17	.18	.10	.28		(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39

Class C:
10/31/2019	14.26	.11	1.39	1.50		(.06)	(.48)	(.54)	15.22	11.13		148		1.10		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	—	[6]	(.05)	(.21)	(.26)	14.26	(.05)		118		1.10		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35		(.06)	(.31)	(.37)	14.52	19.22		97		1.11		1.11		1.50		.59
10/31/2016	12.82	.06	.29	.35		(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
10/31/2015	13.11	.06	.11	.17		(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49

Class T:
10/31/2019	14.57	.26	1.41	1.67		(.19)	(.48)	(.67)	15.57	12.26	[11]	—	[12]	.14	[11]	.14	[11]	.51	[11]	1.78	[11]
10/31/2018	14.81	.23	(.09)	.14		(.17)	(.21)	(.38)	14.57	.91	[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.55	[11]
10/31/2017[7,13]	13.35	.09	1.37	1.46		—	—	—	14.81	10.94	[9,11]	—	[12]	.13	[10,11]	.13	[10,11]	.52	[10,11]	1.07	[10,11]

Class F-1:
10/31/2019	14.48	.22	1.40	1.62		(.16)	(.48)	(.64)	15.46	11.95		90		.37		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10		(.14)	(.21)	(.35)	14.48	.69		66		.37		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48		(.16)	(.31)	(.47)	14.73	20.11		44		.37		.37		.76		1.20
10/31/2016	12.96	.15	.29	.44		(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
10/31/2015	13.17	.16	.11	.27		(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22

Class F-2:
10/31/2019	14.57	.26	1.41	1.67		(.20)	(.48)	(.68)	15.56	12.29		107		.10		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14		(.17)	(.21)	(.38)	14.57	.94		75		.10		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52		(.16)	(.31)	(.47)	14.81	20.44		20		.11		.11		.50		1.50
10/31/2016	12.99	.18	.30	.48		(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
10/31/2015	13.20	.19	.10	.29		(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49

Class F-3:
10/31/2019	14.59	.23	1.45	1.68		(.21)	(.48)	(.69)	15.58	12.33		14		.01		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16		(.18)	(.21)	(.39)	14.59	1.06		10		.01		.01		.39		1.42
10/31/2017[7,14]	13.01	.13	1.68	1.81		—	—	—	14.82	13.91	[9]	2		.01	[10]	.01	[10]	.40	[10]	1.17	[10]

Class R-1:
10/31/2019	14.18	.11	1.38	1.49		(.05)	(.48)	(.53)	15.14	11.14		21		1.13		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)		(.02)	(.21)	(.23)	14.18	(.11)		17		1.13		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33		(.03)	(.31)	(.34)	14.42	19.19		16		1.13		1.13		1.52		.66
10/31/2016	12.68	.06	.28	.34		—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
10/31/2015	12.88	.08	.08	.16		(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64

Class R-2:
10/31/2019	14.20	.11	1.38	1.49		(.05)	(.48)	(.53)	15.16	11.12		1,216		1.11		1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	—	[6]	(.04)	(.21)	(.25)	14.20	(.04)		1,051		1.11		1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33		(.04)	(.31)	(.35)	14.45	19.20		1,009		1.10		1.10		1.49		.64
10/31/2016	12.71	.07	.28	.35		— [6]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
10/31/2015	12.92	.09	.08	.17		(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69

Class R-2E:
10/31/2019	14.30	.15	1.38	1.53		(.10)	(.48)	(.58)	15.25	11.41		293		.81		.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04		(.11)	(.21)	(.32)	14.30	.24		214		.81		.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40		(.12)	(.31)	(.43)	14.58	19.58		141		.80		.80		1.19		.76
10/31/2016	12.93	.08	.31	.39		(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61
10/31/2015	13.17	.06	.19	.25		(.16)	(.33)	(.49)	12.93	1.96		—	[12]	.81		.71		1.11		.46

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$14.38	$.18	$1.39	$1.57	$(.11)	$(.48)	$(.59)	$15.36	11.65%		$1,661	.66%		.66%		1.03%		1.23%
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42		1,416	.66		.66		1.04		1.00
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73		1,303	.65		.65		1.04		1.06
10/31/2016	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925	.71		.69		1.09		.99
10/31/2015	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704	.78		.68		1.08		1.05

Class R-4:
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97		2,035	.36		.36		.73		1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71		1,609	.36		.36		.74		1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06		1,509	.35		.35		.74		1.31
10/31/2016	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887	.39		.38		.78		1.27
10/31/2015	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576	.46		.36		.76		1.34

Class R-5E:
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17		886	.16		.16		.53		1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92		540	.15		.15		.53		1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36		144	.14		.14		.53		1.43
10/31/2016[7,15]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[9]	55	.16	[10]	.16	[10]	.56	[10]	1.15	[10]

Class R-5:
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33		564	.06		.06		.43		1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00		590	.06		.06		.44		1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39		918	.06		.06		.45		1.58
10/31/2016	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432	.09		.07		.47		1.57
10/31/2015	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30		293	.17		.07		.47		1.61

Class R-6:
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37		10,860	.01		.01		.38		1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99		7,024	.01		.01		.39		1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50		4,107	.01		.01		.40		1.64
10/31/2016	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898	.03		.02		.42		1.64
10/31/2015	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35		945	.12		.02		.42		1.54

72	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$14.15	$.25	$1.24	$1.49	$(.18)	$(.41)	$(.59)	$15.05	11.13%		$2,686		.37%		.37%		.73%		1.75%
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54		2,186		.35		.35		.72		1.45
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46		1,968		.34		.34		.72		1.47
10/31/2016	12.92	.17	.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
10/31/2015	13.16	.19	.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43

Class C:
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34		187		1.10		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)		148		1.10		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52		122		1.11		1.11		1.49		.67
10/31/2016	12.76	.07	.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
10/31/2015	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52

Class T:
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37	[11]	—	[12]	.14	[11]	.14	[11]	.50	[11]	2.02	[11]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82	[11]	—	[12]	.14	[11]	.14	[11]	.51	[11]	1.68	[11]
10/31/2017[7,13]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48	[9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.52	[10,11]	1.20	[10,11]

Class F-1:
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14		98		.37		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57		77		.37		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40		57		.37		.37		.75		1.31
10/31/2016	12.88	.16	.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
10/31/2015	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36

Class F-2:
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38		154		.10		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84		107		.10		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75		42		.11		.11		.49		1.59
10/31/2016	12.93	.19	.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
10/31/2015	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51

Class F-3:
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58		15		.01		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91		8		.01		.01		.38		1.78
10/31/2017[7,14]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19	[9]	5		.01	[10]	.01	[10]	.39	[10]	1.46	[10]

Class R-1:
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29		31		1.13		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)		29		1.13		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50		28		1.13		1.13		1.51		.71
10/31/2016	12.70	.07	.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
10/31/2015	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66

Class R-2:
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36		1,311		1.11		1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)		1,167		1.11		1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53		1,134		1.10		1.10		1.48		.72
10/31/2016	12.65	.08	.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
10/31/2015	12.91	.09	.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74

Class R-2E:
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71		325		.81		.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11		240		.81		.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84		149		.80		.80		1.18		.83
10/31/2016	12.86	.08	.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66
10/31/2015	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$13.99	$.21	$1.22	$1.43	$(.13)	$(.41)	$(.54)	$14.88	10.82%		$2,087	.66%		.66%		1.02%		1.47%
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26		1,823	.66		.66		1.03		1.14
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06		1,720	.65		.65		1.03		1.15
10/31/2016	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267	.71		.69		1.08		1.06
10/31/2015	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037	.77		.67		1.06		1.09

Class R-4:
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14		2,550	.36		.36		.72		1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54		2,106	.36		.36		.73		1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43		2,030	.35		.35		.73		1.41
10/31/2016	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261	.39		.38		.77		1.35
10/31/2015	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852	.46		.36		.75		1.40

Class R-5E:
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34		1,169	.16		.16		.52		1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82		692	.15		.15		.52		1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67		191	.14		.14		.52		1.51
10/31/2016[7,15]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[9]	69	.16	[10]	.16	[10]	.55	[10]	1.26	[10]

Class R-5:
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51		668	.06		.06		.42		2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84		720	.06		.06		.43		1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81		1,097	.06		.06		.44		1.67
10/31/2016	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527	.09		.07		.46		1.65
10/31/2015	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35		359	.16		.06		.45		1.67

Class R-6:
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54		13,616	.01		.01		.37		2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91		9,046	.01		.01		.38		1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83		5,747	.01		.01		.39		1.73
10/31/2016	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792	.03		.02		.41		1.73
10/31/2015	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39		1,527	.12		.02		.41		1.59

74	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$13.20	$.25	$1.08	$1.33	$(.18)	$(.32)	$(.50)	$14.03	10.62%	$2,784		.37%		.37%		.71%		1.88%
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25	2,315		.34		.34		.69		1.56
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21	2,127		.34		.34		.70		1.54
10/31/2016	12.40	.18	.27	.45	(.11)	(.57)	(.68)	12.17	3.83	1,730		.38		.37		.74		1.50
10/31/2015	12.64	.19	.01	.20	(.14)	(.30)	(.44)	12.40	1.61	1,442		.45		.35		.73		1.50

Class C:
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78	191		1.10		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)	157		1.10		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31	138		1.11		1.11		1.47		.75
10/31/2016	12.24	.08	.28	.36	(.06)	(.57)	(.63)	11.97	3.13	97		1.13		1.12		1.49		.71
10/31/2015	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79	50		1.20		1.10		1.48		.64

Class T:
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84 [11]	—	[12]	.14	[11]	.14	[11]	.48	[11]	2.14	[11]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46 [11]	—	[12]	.14	[11]	.14	[11]	.49	[11]	1.78	[11]
10/31/2017[7,13]	12.51	.10	.89	.99	—	—	—	13.50	7.91 [9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.50	[10,11]	1.34	[10,11]

Class F-1:
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52	64		.38		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26	55		.37		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20	42		.37		.37		.73		1.43
10/31/2016	12.36	.17	.27	.44	(.11)	(.57)	(.68)	12.12	3.83	12		.38		.37		.74		1.45
10/31/2015	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60	4		.48		.38		.76		1.43

Class F-2:
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85	164		.10		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56	114		.11		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42	53		.11		.11		.47		1.72
10/31/2016	12.41	.20	.28	.48	(.14)	(.57)	(.71)	12.18	4.10	24		.12		.11		.48		1.71
10/31/2015	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90	9		.21		.11		.49		1.75

Class F-3:
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98	12		.01		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63	11		.01		.01		.36		1.86
10/31/2017[7,14]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20 [9]	10		.01	[10]	.01	[10]	.37	[10]	1.50	[10]

Class R-1:
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78	29		1.13		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)	25		1.13		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26	24		1.13		1.13		1.49		.77
10/31/2016	12.17	.08	.27	.35	—	(.57)	(.57)	11.95	3.04	22		1.17		1.16		1.53		.69
10/31/2015	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78	22		1.24		1.14		1.52		.73

Class R-2:
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81	1,188		1.11		1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)	1,096		1.11		1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30	1,116		1.10		1.10		1.46		.79
10/31/2016	12.15	.09	.26	.35	(.02)	(.57)	(.59)	11.91	3.09	913		1.13		1.11		1.48		.76
10/31/2015	12.39	.10	.02	.12	(.06)	(.30)	(.36)	12.15	.95	826		1.14		1.04		1.42		.82

Class R-2E:
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11	387		.81		.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)	300		.81		.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68	203		.80		.80		1.16		.94
10/31/2016	12.35	.10	.29	.39	(.12)	(.57)	(.69)	12.05	3.40	50		.81		.81		1.18		.81
10/31/2015	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44	—	[12]	.83		.73		1.11		.98

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]				Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$13.05	$.21	$1.07	$1.28		$(.14)	$(.32)	$(.46)	$13.87	10.29%	$1,897	.66%		.66%		1.00%		1.60%
10/31/2018	13.33	.17	(.17)	—	[6]	(.11)	(.17)	(.28)	13.05	(.04)	1,692	.66		.66		1.01		1.24
10/31/2017	12.05	.15	1.47	1.62		(.11)	(.23)	(.34)	13.33	13.80	1,623	.65		.65		1.01		1.22
10/31/2016	12.28	.14	.27	.41		(.07)	(.57)	(.64)	12.05	3.54	1,237	.71		.69		1.06		1.18
10/31/2015	12.52	.15	.01	.16		(.10)	(.30)	(.40)	12.28	1.31	979	.78		.68		1.06		1.18

Class R-4:
10/31/2019	13.17	.25	1.08	1.33		(.18)	(.32)	(.50)	14.00	10.62	2,390	.36		.36		.70		1.89
10/31/2018	13.45	.21	(.17)	.04		(.15)	(.17)	(.32)	13.17	.26	1,968	.36		.36		.71		1.55
10/31/2017	12.15	.19	1.49	1.68		(.15)	(.23)	(.38)	13.45	14.19	1,847	.35		.35		.71		1.48
10/31/2016	12.38	.18	.27	.45		(.11)	(.57)	(.68)	12.15	3.85	1,167	.39		.38		.75		1.47
10/31/2015	12.62	.18	.02	.20		(.14)	(.30)	(.44)	12.38	1.62	775	.46		.36		.74		1.48

Class R-5E:
10/31/2019	13.18	.27	1.08	1.35		(.21)	(.32)	(.53)	14.00	10.82	1,132	.16		.16		.50		2.02
10/31/2018	13.46	.21	(.14)	.07		(.18)	(.17)	(.35)	13.18	.46	705	.15		.15		.50		1.57
10/31/2017	12.16	.21	1.49	1.70		(.17)	(.23)	(.40)	13.46	14.41	169	.14		.14		.50		1.65
10/31/2016[7,15]	12.41	.17	.29	.46		(.14)	(.57)	(.71)	12.16	3.99 [9]	83	.16	[10]	.16	[10]	.53	[10]	1.45	[10]

Class R-5:
10/31/2019	13.31	.30	1.09	1.39		(.22)	(.32)	(.54)	14.16	11.02	637	.06		.06		.40		2.24
10/31/2018	13.59	.25	(.18)	.07		(.18)	(.17)	(.35)	13.31	.49	656	.06		.06		.41		1.85
10/31/2017	12.27	.23	1.50	1.73		(.18)	(.23)	(.41)	13.59	14.51	1,054	.06		.06		.42		1.76
10/31/2016	12.49	.21	.28	.49		(.14)	(.57)	(.71)	12.27	4.17	543	.09		.07		.44		1.77
10/31/2015	12.72	.22	.02	.24		(.17)	(.30)	(.47)	12.49	1.95	354	.16		.06		.44		1.75

Class R-6:
10/31/2019	13.28	.30	1.09	1.39		(.23)	(.32)	(.55)	14.12	11.03	11,967	.01		.01		.35		2.21
10/31/2018	13.56	.26	(.18)	.08		(.19)	(.17)	(.36)	13.28	.55	8,004	.01		.01		.36		1.88
10/31/2017	12.24	.23	1.50	1.73		(.18)	(.23)	(.41)	13.56	14.58	4,715	.01		.01		.37		1.82
10/31/2016	12.46	.22	.27	.49		(.14)	(.57)	(.71)	12.24	4.23	2,313	.03		.02		.39		1.87
10/31/2015	12.70	.21	.03	.24		(.18)	(.30)	(.48)	12.46	1.92	1,382	.12		.02		.40		1.65

76	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$12.37	$.29	$.87	$1.16	$(.21)	$(.28)	$(.49)	$13.04	9.82%	$2,218		.36%		.36%		.67%		2.34%
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17	1,985		.35		.35		.68		1.89
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82	1,977		.36		.36		.70		1.74
10/31/2016	11.68	.19	.25	.44	(.13)	(.33)	(.46)	11.66	3.92	1,704		.38		.37		.72		1.66
10/31/2015	11.90	.19	— [6]	.19	(.14)	(.27)	(.41)	11.68	1.64	1,485		.46		.36		.71		1.60

Class C:
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01	146		1.10		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)	126		1.10		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94	118		1.11		1.11		1.45		.96
10/31/2016	11.54	.10	.25	.35	(.08)	(.33)	(.41)	11.48	3.18	84		1.13		1.12		1.47		.88
10/31/2015	11.84	.09	.01	.10	(.13)	(.27)	(.40)	11.54	.84	48		1.21		1.11		1.46		.77

Class T:
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13 [11]	—	[12]	.15	[11]	.15	[11]	.46	[11]	2.58	[11]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40 [11]	—	[12]	.14	[11]	.14	[11]	.47	[11]	2.10	[11]
10/31/2017[7,13]	11.89	.11	.67	.78	—	—	—	12.67	6.56 [9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.48	[10,11]	1.61	[10,11]

Class F-1:
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96	49		.38		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11	45		.37		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73	37		.37		.37		.71		1.66
10/31/2016	11.65	.19	.25	.44	(.14)	(.33)	(.47)	11.62	3.94	13		.39		.38		.73		1.64
10/31/2015	11.90	.18	.01	.19	(.17)	(.27)	(.44)	11.65	1.60	7		.48		.38		.73		1.51

Class F-2:
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14	119		.10		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42	93		.11		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04	46		.11		.11		.45		1.93
10/31/2016	11.69	.21	.26	.47	(.16)	(.33)	(.49)	11.67	4.23	22		.12		.11		.46		1.86
10/31/2015	11.92	.21	.01	.22	(.18)	(.27)	(.45)	11.69	1.84	5		.22		.12		.47		1.77

Class F-3:
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27	8		.01		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49	6		.01		.01		.34		2.19
10/31/2017[7,14]	11.68	.16	.85	1.01	—	—	—	12.69	8.65 [9]	1		.01	[10]	.01	[10]	.35	[10]	1.72	[10]

Class R-1:
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13	18		1.13		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)	17		1.13		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87	18		1.13		1.13		1.47		.99
10/31/2016	11.48	.10	.25	.35	(.04)	(.33)	(.37)	11.46	3.14	20		1.17		1.16		1.51		.86
10/31/2015	11.70	.09	.01	.10	(.05)	(.27)	(.32)	11.48	.80	20		1.24		1.14		1.49		.82

Class R-2:
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02	731		1.11		1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)	728		1.11		1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97	784		1.09		1.09		1.43		1.01
10/31/2016	11.46	.10	.25	.35	(.05)	(.33)	(.38)	11.43	3.19	733		1.13		1.12		1.47		.92
10/31/2015	11.69	.11	— [6]	.11	(.07)	(.27)	(.34)	11.46	.89	699		1.14		1.04		1.39		.93

Class R-2E:
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38	230		.81		.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)	173		.81		.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22	122		.80		.80		1.14		1.17
10/31/2016	11.63	.11	.29	.40	(.15)	(.33)	(.48)	11.55	3.57	43		.81		.80		1.15		.96
10/31/2015	11.90	.11	.06	.17	(.17)	(.27)	(.44)	11.63	1.45	1		.85		.75		1.10		.93

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$12.24	$.25	$.88	$1.13	$(.17)	$(.28)	$(.45)	$12.92	9.61%	$1,342	.66%		.66%		.97%		2.05%
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)	1,284	.66		.66		.99		1.58
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45	1,358	.65		.65		.99		1.44
10/31/2016	11.58	.15	.25	.40	(.10)	(.33)	(.43)	11.55	3.56	1,148	.71		.69		1.04		1.34
10/31/2015	11.80	.15	.01	.16	(.11)	(.27)	(.38)	11.58	1.34	982	.77		.67		1.02		1.29

Class R-4:
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36		.36		.67		2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19	1,633	.36		.36		.69		1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69	1,703	.35		.35		.69		1.71
10/31/2016	11.67	.19	.25	.44	(.13)	(.33)	(.46)	11.65	3.96	1,173	.39		.38		.73		1.63
10/31/2015	11.89	.19	.01	.20	(.15)	(.27)	(.42)	11.67	1.66	865	.46		.36		.71		1.60

Class R-5E:
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16		.16		.47		2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39	590	.15		.15		.48		1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03	169	.14		.14		.48		1.88
10/31/2016[7,15]	11.67	.18	.29	.47	(.17)	(.33)	(.50)	11.64	4.19 [9]	85	.16	[10]	.16	[10]	.51	[10]	1.64	[10]

Class R-5:
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06		.06		.37		2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43	505	.06		.06		.39		2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15	808	.06		.06		.40		1.99
10/31/2016	11.76	.22	.26	.48	(.16)	(.33)	(.49)	11.75	4.29	474	.09		.07		.42		1.92
10/31/2015	11.99	.22	— [6]	.22	(.18)	(.27)	(.45)	11.76	1.83	343	.17		.07		.42		1.85

Class R-6:
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01		.01		.32		2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57	6,238	.01		.01		.34		2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14	4,408	.01		.01		.35		2.04
10/31/2016	11.74	.23	.25	.48	(.17)	(.33)	(.50)	11.72	4.26	2,360	.03		.02		.37		2.02
10/31/2015	11.96	.21	.02	.23	(.18)	(.27)	(.45)	11.74	1.96	1,522	.12		.02		.37		1.80

78	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$11.38	$.29	$.77	$1.06	$(.22)	$(.24)	$(.46)	$11.98	9.80%	$978		.36%		.36%		.67%		2.54%
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)	935		.34		.34		.66		2.16
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17	1,021		.37		.37		.69		2.01
10/31/2016	11.07	.22	.24	.46	(.13)	(.45)	(.58)	10.95	4.40	978		.38		.37		.70		2.02
10/31/2015	11.40	.22	(.12)	.10	(.16)	(.27)	(.43)	11.07	.88	912		.47		.37		.71		2.00

Class C:
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25	45		1.12		1.12		1.44		1.25
10/31/2016	10.95	.13	.24	.37	(.08)	(.45)	(.53)	10.79	3.59	40		1.14		1.13		1.46		1.26
10/31/2015	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15	28		1.21		1.11		1.45		1.23

Class T:
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [11]	—	[12]	.15	[11]	.15	[11]	.46	[11]	2.77	[11]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[11]	—	[12]	.15	[11]	.15	[11]	.47	[11]	2.35	[11]
10/31/2017[7,13]	11.10	.12	.51	.63	—	—	—	11.73	5.68 [9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.46	[10,11]	1.90	[10,11]

Class F-1:
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17	14		.37		.37		.69		1.96
10/31/2016	11.05	.21	.24	.45	(.14)	(.45)	(.59)	10.91	4.38	6		.39		.38		.71		1.97
10/31/2015	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90	2		.48		.38		.72		1.97

Class F-2:
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45	19		.12		.12		.44		2.21
10/31/2016	11.09	.24	.24	.48	(.16)	(.45)	(.61)	10.96	4.62	12		.12		.11		.44		2.23
10/31/2015	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17	3		.22		.12		.46		2.24

Class F-3:
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.01		.33		2.45
10/31/2017[7,14]	10.92	.20	.62	.82	—	—	—	11.74	7.51 [9]	—	[12]	.05	[10]	.04	[10]	.36	[10]	2.32	[10]

Class R-1:
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31	11		1.14		1.14		1.46		1.25
10/31/2016	10.85	.13	.23	.36	(.03)	(.45)	(.48)	10.73	3.50	13		1.18		1.16		1.49		1.23
10/31/2015	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15	12		1.25		1.15		1.49		1.23

Class R-2:
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255		1.11		1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274		1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40	311		1.09		1.09		1.41		1.29
10/31/2016	10.87	.13	.24	.37	(.05)	(.45)	(.50)	10.74	3.61	322		1.14		1.12		1.45		1.27
10/31/2015	11.20	.15	(.13)	.02	(.08)	(.27)	(.35)	10.87	.17	336		1.14		1.04		1.38		1.33

Class R-2E:
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87		.81		.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84		.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62	62		.80		.80		1.12		1.47
10/31/2016	11.04	.16	.25	.41	(.16)	(.45)	(.61)	10.84	3.97	26		.81		.81		1.14		1.49
10/31/2015	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78	—	[12]	.81		.71		1.05		1.61

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$11.28	$.26	$.75	$1.01	$(.18)	$(.24)	$(.42)	$11.87	9.39%	$457	.66%		.66%		.97%		2.25%
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)	483	.66		.66		.98		1.83
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73	546	.65		.65		.97		1.71
10/31/2016	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10	513	.71		.70		1.03		1.69
10/31/2015	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57	481	.78		.68		1.02		1.70

Class R-4:
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36		.36		.67		2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453	.36		.36		.68		2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10	534	.35		.35		.67		1.99
10/31/2016	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44	425	.39		.38		.71		2.00
10/31/2015	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82	338	.47		.37		.71		2.01

Class R-5E:
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16		.16		.47		2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200	.15		.15		.47		2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37	52	.15		.15		.47		2.15
10/31/2016[7,15]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87 [9]	29	.16	[10]	.16	[10]	.49	[10]	2.01	[10]

Class R-5:
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06		.06		.37		2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140	.07		.07		.39		2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51	259	.06		.06		.38		2.28
10/31/2016	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70	181	.09		.07		.40		2.28
10/31/2015	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17	141	.17		.07		.41		2.29

Class R-6:
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01		.01		.32		2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996	.01		.01		.33		2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50	1,448	.01		.01		.33		2.33
10/31/2016	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77	850	.03		.02		.35		2.38
10/31/2015	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22	627	.12		.02		.36		2.22

80	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$10.71	$.28	$.67	$.95	$(.21)	$(.17)	$(.38)	$11.28	9.32%	$559		.37%		.37%		.68%		2.54%
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)	528		.36		.36		.68		2.18
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32	598		.35		.35		.67		2.08
10/31/2016	10.36	.21	.22	.43	(.14)	(.31)	(.45)	10.34	4.38	573		.39		.38		.71		2.11
10/31/2015	10.76	.23	(.15)	.08	(.16)	(.32)	(.48)	10.36	.70	576		.46		.36		.69		2.20

Class C:
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52	26		1.11		1.11		1.43		1.31
10/31/2016	10.23	.13	.22	.35	(.08)	(.31)	(.39)	10.19	3.66	22		1.14		1.13		1.46		1.34
10/31/2015	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)	14		1.22		1.12		1.45		1.40

Class T:
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [11]	—	[12]	.15	[11]	.15	[11]	.46	[11]	2.77	[11]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[11]	—	[12]	.15	[11]	.15	[11]	.47	[11]	2.38	[11]
10/31/2017[7,13]	10.48	.12	.43	.55	—	—	—	11.03	5.25 [9,11]	—	[12]	.14	[10,11]	.14	[10,11]	.46	[10,11]	1.96	[10,11]

Class F-1:
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42	8		.38		.38		.70		2.04
10/31/2016	10.35	.21	.21	.42	(.15)	(.31)	(.46)	10.31	4.30	3		.39		.38		.71		2.04
10/31/2015	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68	1		.48		.38		.71		2.06

Class F-2:
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64	8		.12		.12		.44		2.27
10/31/2016	10.37	.24	.22	.46	(.17)	(.31)	(.48)	10.35	4.69	5		.13		.12		.45		2.35
10/31/2015	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89	2		.23		.13		.46		2.52

Class F-3:
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
10/31/2017[7,14]	10.31	.16	.57	.73	—	—	—	11.04	7.08 [9]	—	[12]	.02	[10]	.01	[10]	.33	[10]	2.00	[10]

Class R-1:
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47	3		1.14		1.14		1.46		1.35
10/31/2016	10.25	.13	.22	.35	(.06)	(.31)	(.37)	10.23	3.58	5		1.18		1.17		1.50		1.30
10/31/2015	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)	4		1.25		1.15		1.48		1.40

Class R-2:
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109		1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108		1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58	125		1.09		1.09		1.41		1.35
10/31/2016	10.19	.14	.21	.35	(.06)	(.31)	(.37)	10.17	3.66	130		1.14		1.12		1.45		1.38
10/31/2015	10.60	.16	(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)	135		1.15		1.05		1.38		1.51

Class R-2E:
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56		.82		.82		1.13		2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45		.81		.81		1.13		1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88	41		.80		.80		1.12		1.52
10/31/2016	10.33	.15	.23	.38	(.17)	(.31)	(.48)	10.23	3.92	16		.81		.81		1.14		1.52
10/31/2015	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58	—	[12]	.78		.68		1.01		1.81

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$10.63	$.24	$.67	$.91	$(.18)	$(.17)	$(.35)	$11.19	8.95%	$298	.67%		.67%		.98%		2.24%
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285	.67		.67		.99		1.85
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11	291	.66		.66		.98		1.76
10/31/2016	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99	262	.72		.70		1.03		1.79
10/31/2015	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38	223	.79		.69		1.02		1.86

Class R-4:
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36		.36		.67		2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310	.37		.37		.69		2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36	353	.36		.36		.68		2.06
10/31/2016	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34	303	.40		.38		.71		2.09
10/31/2015	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63	236	.47		.37		.70		2.19

Class R-5E:
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16		.16		.47		2.67
10/31/2018	10.99	.24	(.24)	— [6]	(.21)	(.09)	(.30)	10.69	(.08)	104	.16		.16		.48		2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62	46	.15		.15		.47		2.24
10/31/2016[7,15]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97 [9]	33	.17	[10]	.17	[10]	.50	[10]	2.12	[10]

Class R-5:
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07		.07		.38		2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108	.07		.07		.39		2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70	206	.06		.06		.38		2.31
10/31/2016	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67	119	.09		.08		.41		2.38
10/31/2015	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01	88	.18		.08		.41		2.45

Class R-6:
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01		.01		.32		2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380	.01		.01		.33		2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77	1,012	.02		.02		.34		2.37
10/31/2016	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75	571	.04		.02		.35		2.51
10/31/2015	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95	490	.13		.03		.36		2.33

82	American Funds Target Date Retirement Series

	Period ended October 31,
Portfolio turnover rate for all share classes	2019		2018		2017		2016	2015
2060 Fund	—%[16]		3%		4%		12%	20%[7,8,9]
2055 Fund	—	[16]	—	[16]	1		3	6
2050 Fund	—	[16]	—	[16]	—	[16]	2	6
2045 Fund	—	[16]	—	[16]	—	[16]	3	5
2040 Fund	—	[16]	—	[16]	—	[16]	2	5
2035 Fund	—	[16]	—	[16]	—	[16]	3	5
2030 Fund	—	[16]	—	[16]	—	[16]	3	6
2025 Fund	—	[16]	—	[16]	—	[16]	5	9
2020 Fund	2		2		1		5	8
2015 Fund	6		7		4		8	15
2010 Fund	5		8		5		14	19

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[9]	Not annualized.
[10]	Annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class T shares began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Target Date Retirement Series	83

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Target Date Retirement Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Target Date Retirement Series (the “Funds”) comprising the American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, including the investment portfolios, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds 2060 Target Date Retirement Fund; the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from March 27, 2015 (commencement of operations) through October 31, 2015, for American Funds 2060 Target Date Retirement Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds 2060 Target Date Retirement Fund, as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds 2060 Target Date Retirement Fund as of October 31, 2019; the results of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from March 27, 2015 (commencement of operations) through October 31, 2015, for American Funds 2060 Target Date Retirement Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2019, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 10, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

84	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2019, through October 31, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	85

2060 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,021.74	$1.99	.39%	$3.97	.78%
Class A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.97	.78
Class C – actual return	1,000.00	1,018.86	5.60	1.10	7.58	1.49
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class T – actual return	1,000.00	1,023.25	.71	.14	2.70	.53
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.70	.53
Class F-1 – actual return	1,000.00	1,022.52	1.94	.38	3.93	.77
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.92	.77
Class F-2 – actual return	1,000.00	1,023.99	.51	.10	2.50	.49
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.50	.49
Class F-3 – actual return	1,000.00	1,024.03	.05	.01	2.04	.40
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40
Class R-1 – actual return	1,000.00	1,018.80	5.44	1.07	7.43	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.43	1.46
Class R-2 – actual return	1,000.00	1,018.86	5.60	1.10	7.58	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class R-2E – actual return	1,000.00	1,019.55	4.12	.81	6.11	1.20
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.11	1.20
Class R-3 – actual return	1,000.00	1,021.08	3.36	.66	5.35	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.35	1.05
Class R-4 – actual return	1,000.00	1,022.53	1.84	.36	3.82	.75
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5E – actual return	1,000.00	1,023.30	.82	.16	2.80	.55
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.80	.55
Class R-5 – actual return	1,000.00	1,023.96	.31	.06	2.30	.45
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.29	.45
Class R-6 – actual return	1,000.00	1,023.94	.05	.01	2.04	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

86	American Funds Target Date Retirement Series

2055 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,022.69	$1.78	.35%	$3.77	.74%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.77	.74
Class C – actual return	1,000.00	1,018.89	5.55	1.09	7.53	1.48
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.53	1.48
Class T – actual return	1,000.00	1,023.19	.66	.13	2.65	.52
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.65	.52
Class F-1 – actual return	1,000.00	1,022.30	1.89	.37	3.87	.76
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.87	.76
Class F-2 – actual return	1,000.00	1,023.19	.46	.09	2.45	.48
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46	.09	2.45	.48
Class F-3 – actual return	1,000.00	1,024.20	.05	.01	2.04	.40
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40
Class R-1 – actual return	1,000.00	1,018.43	5.70	1.12	7.68	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.68	1.51
Class R-2 – actual return	1,000.00	1,018.43	5.55	1.09	7.53	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.53	1.48
Class R-2E – actual return	1,000.00	1,020.42	4.07	.80	6.06	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.06	1.19
Class R-3 – actual return	1,000.00	1,020.83	3.31	.65	5.30	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.30	1.04
Class R-4 – actual return	1,000.00	1,022.23	1.78	.35	3.77	.74
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.77	.74
Class R-5E – actual return	1,000.00	1,023.28	.76	.15	2.75	.54
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.75	.54
Class R-5 – actual return	1,000.00	1,023.54	.31	.06	2.30	.45
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.29	.45
Class R-6 – actual return	1,000.00	1,024.03	.05	.01	2.04	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

2050 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,022.54	$1.78		.35%		$3.77	.74%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.77	.74
Class C – actual return	1,000.00	1,018.39	5.55		1.09		7.53	1.48
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.53	1.48
Class T – actual return	1,000.00	1,023.17	.66		.13		2.65	.52
Class T – assumed 5% return	1,000.00	1,024.55	.66		.13		2.65	.52
Class F-1 – actual return	1,000.00	1,022.69	1.89		.37		3.87	.76
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.87	.76
Class F-2 – actual return	1,000.00	1,023.84	.46		.09		2.45	.48
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.45	.48
Class F-3 – actual return	1,000.00	1,024.44	—	[5]	—	[6]	1.99	.39
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.99	.39
Class R-1 – actual return	1,000.00	1,018.41	5.70		1.12		7.68	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.68	1.51
Class R-2 – actual return	1,000.00	1,018.41	5.55		1.09		7.53	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.53	1.48
Class R-2E – actual return	1,000.00	1,019.62	4.07		.80		6.06	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		6.06	1.19
Class R-3 – actual return	1,000.00	1,020.83	3.31		.65		5.30	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.30	1.04
Class R-4 – actual return	1,000.00	1,022.60	1.78		.35		3.77	.74
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.77	.74
Class R-5E – actual return	1,000.00	1,023.25	.76		.15		2.75	.54
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.75	.54
Class R-5 – actual return	1,000.00	1,023.63	.31		.06		2.30	.45
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.29	.45
Class R-6 – actual return	1,000.00	1,023.69	—	[5]	—	[6]	1.99	.39
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.99	.39

88	American Funds Target Date Retirement Series

2045 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,023.37	$1.73		.34%		$3.72	.73%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.72	.73
Class C – actual return	1,000.00	1,018.66	5.55		1.09		7.53	1.48
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.53	1.48
Class T – actual return	1,000.00	1,023.35	.66		.13		2.65	.52
Class T – assumed 5% return	1,000.00	1,024.55	.66		.13		2.65	.52
Class F-1 – actual return	1,000.00	1,022.23	1.89		.37		3.87	.76
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.87	.76
Class F-2 – actual return	1,000.00	1,024.63	.46		.09		2.45	.48
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.45	.48
Class F-3 – actual return	1,000.00	1,023.97	—	[5]	—	[6]	1.99	.39
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.99	.39
Class R-1 – actual return	1,000.00	1,018.69	5.70		1.12		7.68	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.68	1.51
Class R-2 – actual return	1,000.00	1,019.42	5.55		1.09		7.53	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.53	1.48
Class R-2E – actual return	1,000.00	1,019.89	4.07		.80		6.06	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		6.06	1.19
Class R-3 – actual return	1,000.00	1,021.11	3.31		.65		5.30	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.30	1.04
Class R-4 – actual return	1,000.00	1,022.80	1.78		.35		3.77	.74
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.77	.74
Class R-5E – actual return	1,000.00	1,024.10	.77		.15		2.75	.54
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.75	.54
Class R-5 – actual return	1,000.00	1,024.41	.31		.06		2.30	.45
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.29	.45
Class R-6 – actual return	1,000.00	1,024.52	—	[5]	—	[6]	1.99	.39
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.99	.39

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

2040 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,023.13	$1.78		.35%		$3.72	.73%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.72	.73
Class C – actual return	1,000.00	1,018.98	5.55		1.09		7.48	1.47
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.48	1.47
Class T – actual return	1,000.00	1,023.76	.66		.13		2.60	.51
Class T – assumed 5% return	1,000.00	1,024.55	.66		.13		2.60	.51
Class F-1 – actual return	1,000.00	1,022.62	1.89		.37		3.82	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.82	.75
Class F-2 – actual return	1,000.00	1,024.44	.46		.09		2.40	.47
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.40	.47
Class F-3 – actual return	1,000.00	1,025.03	—	[5]	—	[6]	1.94	.38
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.94	.38
Class R-1 – actual return	1,000.00	1,018.99	5.70		1.12		7.63	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.63	1.50
Class R-2 – actual return	1,000.00	1,019.05	5.55		1.09		7.48	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.48	1.47
Class R-2E – actual return	1,000.00	1,020.88	4.07		.80		6.01	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		6.01	1.18
Class R-3 – actual return	1,000.00	1,022.08	3.31		.65		5.25	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.24	1.03
Class R-4 – actual return	1,000.00	1,023.20	1.78		.35		3.72	.73
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.72	.73
Class R-5E – actual return	1,000.00	1,023.86	.77		.15		2.70	.53
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.70	.53
Class R-5 – actual return	1,000.00	1,024.86	.31		.06		2.25	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.24	.44
Class R-6 – actual return	1,000.00	1,024.96	—	[5]	—	[6]	1.94	.38
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.94	.38

90	American Funds Target Date Retirement Series

2035 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,023.71	$1.79		.35%		$3.67	.72%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class C – actual return	1,000.00	1,020.11	5.55		1.09		7.43	1.46
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.43	1.46
Class T – actual return	1,000.00	1,025.69	.66		.13		2.55	.50
Class T – assumed 5% return	1,000.00	1,024.55	.66		.13		2.55	.50
Class F-1 – actual return	1,000.00	1,024.52	1.89		.37		3.78	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.77	.74
Class F-2 – actual return	1,000.00	1,025.72	.46		.09		2.35	.46
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.35	.46
Class F-3 – actual return	1,000.00	1,025.68	—	[5]	—	[6]	1.89	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	1,020.21	5.70		1.12		7.59	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.58	1.49
Class R-2 – actual return	1,000.00	1,020.19	5.55		1.09		7.43	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.43	1.46
Class R-2E – actual return	1,000.00	1,021.43	4.08		.80		5.96	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.96	1.17
Class R-3 – actual return	1,000.00	1,022.64	3.31		.65		5.20	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.19	1.02
Class R-4 – actual return	1,000.00	1,023.78	1.79		.35		3.67	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class R-5E – actual return	1,000.00	1,025.12	.77		.15		2.65	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.65	.52
Class R-5 – actual return	1,000.00	1,025.48	.31		.06		2.20	.43
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.19	.43
Class R-6 – actual return	1,000.00	1,025.59	—	[5]	—	[6]	1.89	.37
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

2030 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,026.61	$1.89		.37%		$3.73	.73%
Class A – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.72	.73
Class C – actual return	1,000.00	1,022.91	5.61		1.10		7.44	1.46
Class C – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class T – actual return	1,000.00	1,027.97	.66		.13		2.50	.49
Class T – assumed 5% return	1,000.00	1,024.55	.66		.13		2.50	.49
Class F-1 – actual return	1,000.00	1,026.78	1.89		.37		3.73	.73
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.72	.73
Class F-2 – actual return	1,000.00	1,027.98	.46		.09		2.30	.45
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.29	.45
Class F-3 – actual return	1,000.00	1,028.61	—	[5]	—	[6]	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36
Class R-1 – actual return	1,000.00	1,022.81	5.71		1.12		7.55	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.53	1.48
Class R-2 – actual return	1,000.00	1,022.98	5.56		1.09		7.39	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.37	1.45
Class R-2E – actual return	1,000.00	1,024.93	4.08		.80		5.92	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.90	1.16
Class R-3 – actual return	1,000.00	1,024.80	3.32		.65		5.15	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.14	1.01
Class R-4 – actual return	1,000.00	1,026.66	1.79		.35		3.63	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.62	.71
Class R-5E – actual return	1,000.00	1,027.35	.77		.15		2.61	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.60	.51
Class R-5 – actual return	1,000.00	1,028.42	.31		.06		2.15	.42
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.14	.42
Class R-6 – actual return	1,000.00	1,028.54	—	[5]	—	[6]	1.84	.36
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36

92	American Funds Target Date Retirement Series

2025 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,028.60	$1.89		.37%		$3.63	.71%
Class A – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.62	.71
Class C – actual return	1,000.00	1,024.63	5.61		1.10		7.35	1.44
Class C – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.32	1.44
Class T – actual return	1,000.00	1,029.30	.72		.14		2.46	.48
Class T – assumed 5% return	1,000.00	1,024.50	.71		.14		2.45	.48
Class F-1 – actual return	1,000.00	1,028.05	1.89		.37		3.63	.71
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.62	.71
Class F-2 – actual return	1,000.00	1,029.35	.46		.09		2.20	.43
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.19	.43
Class F-3 – actual return	1,000.00	1,030.01	—	[5]	—	[6]	1.74	.34
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34
Class R-1 – actual return	1,000.00	1,024.60	5.72		1.12		7.45	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.43	1.46
Class R-2 – actual return	1,000.00	1,024.70	5.56		1.09		7.30	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.27	1.43
Class R-2E – actual return	1,000.00	1,026.83	4.09		.80		5.82	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.80	1.14
Class R-3 – actual return	1,000.00	1,027.41	3.32		.65		5.06	.99
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.04	.99
Class R-4 – actual return	1,000.00	1,028.65	1.79		.35		3.53	.69
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.52	.69
Class R-5E – actual return	1,000.00	1,029.41	.77		.15		2.51	.49
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.50	.49
Class R-5 – actual return	1,000.00	1,030.56	.31		.06		2.05	.40
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		2.04	.40
Class R-6 – actual return	1,000.00	1,029.90	—	[5]	—	[6]	1.74	.34
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34

See end of tables for footnotes.

American Funds Target Date Retirement Series	93

2020 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,028.39	$1.79		.35%		$3.37	.66%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.36	.66
Class C – actual return	1,000.00	1,024.85	5.61		1.10		7.20	1.41
Class C – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.17	1.41
Class T – actual return	1,000.00	1,029.96	.72		.14		2.30	.45
Class T – assumed 5% return	1,000.00	1,024.50	.71		.14		2.29	.45
Class F-1 – actual return	1,000.00	1,029.36	1.89		.37		3.48	.68
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.47	.68
Class F-2 – actual return	1,000.00	1,030.02	.46		.09		2.05	.40
Class F-2 – assumed 5% return	1,000.00	1,024.75	.46		.09		2.04	.40
Class F-3 – actual return	1,000.00	1,030.73	.05		.01		1.64	.32
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05		.01		1.63	.32
Class R-1 – actual return	1,000.00	1,025.58	5.72		1.12		7.30	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70		1.12		7.27	1.43
Class R-2 – actual return	1,000.00	1,024.88	5.56		1.09		7.15	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.12	1.40
Class R-2E – actual return	1,000.00	1,026.44	4.09		.80		5.67	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.65	1.11
Class R-3 – actual return	1,000.00	1,027.84	3.32		.65		4.91	.96
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.89	.96
Class R-4 – actual return	1,000.00	1,028.44	1.79		.35		3.37	.66
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.36	.66
Class R-5E – actual return	1,000.00	1,030.09	.77		.15		2.35	.46
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.35	.46
Class R-5 – actual return	1,000.00	1,030.55	.31		.06		1.89	.37
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31		.06		1.89	.37
Class R-6 – actual return	1,000.00	1,030.64	—	[5]	—	[6]	1.59	.31
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.58	.31

94	American Funds Target Date Retirement Series

2015 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,030.99	$1.79	.35%	$3.38	.66%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.36	.66
Class C – actual return	1,000.00	1,026.18	5.62	1.10	7.20	1.41
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.17	1.41
Class T – actual return	1,000.00	1,031.85	.72	.14	2.30	.45
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.29	.45
Class F-1 – actual return	1,000.00	1,030.27	1.89	.37	3.48	.68
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.47	.68
Class F-2 – actual return	1,000.00	1,031.87	.51	.10	2.10	.41
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.09	.41
Class F-3 – actual return	1,000.00	1,031.79	.05	.01	1.64	.32
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.63	.32
Class R-1 – actual return	1,000.00	1,027.10	5.72	1.12	7.31	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.27	1.43
Class R-2 – actual return	1,000.00	1,026.20	5.57	1.09	7.15	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.12	1.40
Class R-2E – actual return	1,000.00	1,027.98	4.09	.80	5.67	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.65	1.11
Class R-3 – actual return	1,000.00	1,028.59	3.32	.65	4.91	.96
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.89	.96
Class R-4 – actual return	1,000.00	1,030.15	1.79	.35	3.38	.66
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.36	.66
Class R-5E – actual return	1,000.00	1,031.97	.77	.15	2.36	.46
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.35	.46
Class R-5 – actual return	1,000.00	1,031.62	.31	.06	1.89	.37
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.89	.37
Class R-6 – actual return	1,000.00	1,032.62	.05	.01	1.64	.32
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.63	.32

See end of tables for footnotes.

American Funds Target Date Retirement Series	95

2010 Fund

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,029.20	$1.89	.37%	$3.48	.68%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.47	.68
Class C – actual return	1,000.00	1,025.90	5.57	1.09	7.15	1.40
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.12	1.40
Class T – actual return	1,000.00	1,031.05	.72	.14	2.30	.45
Class T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.29	.45
Class F-1 – actual return	1,000.00	1,029.36	1.89	.37	3.48	.68
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.47	.68
Class F-2 – actual return	1,000.00	1,030.17	.51	.10	2.10	.41
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.09	.41
Class F-3 – actual return	1,000.00	1,031.02	.05	.01	1.64	.32
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.63	.32
Class R-1 – actual return	1,000.00	1,025.60	5.72	1.12	7.30	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.27	1.43
Class R-2 – actual return	1,000.00	1,025.90	5.62	1.10	7.20	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.17	1.41
Class R-2E – actual return	1,000.00	1,027.80	4.09	.80	5.67	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.65	1.11
Class R-3 – actual return	1,000.00	1,028.50	3.37	.66	4.96	.97
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.94	.97
Class R-4 – actual return	1,000.00	1,029.25	1.79	.35	3.38	.66
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.36	.66
Class R-5E – actual return	1,000.00	1,030.25	.77	.15	2.35	.46
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.35	.46
Class R-5 – actual return	1,000.00	1,030.85	.31	.06	1.89	.37
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.89	.37
Class R-6 – actual return	1,000.00	1,030.94	.05	.01	1.64	.32
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.63	.32

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	Amount less than $.01.
[6]	Amount less than .01%.

96	American Funds Target Date Retirement Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2019:

	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Long-term capital gains	$27,972,000	$127,396,000	$267,769,000	$324,300,000	$26,367,000
Foreign taxes (per share)	$0.004	$0.008	$0.006	$0.006	$0.006
Foreign source income (per share)	$0.04	$0.07	$0.06	$0.06	$0.06
Qualified dividend income	100%	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$1,992,000	$6,670,000	$12,952,000	$17,190,000	$452,099,000

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund
Long-term capital gains	$492,306,000	$545,702,000	$427,544,000	$304,068,000	$99,475,000
Foreign taxes (per share)	$0.005	$0.005	$0.004	$0.002	$0.002
Foreign source income (per share)	$0.05	$0.06	$0.05	$0.03	$0.03
Qualified dividend income	100%	100%	100%	$208,876,000	$75,732,000
Corporate dividends received deduction	100%	$227,439,000	$199,363,000	$150,161,000	$51,728,000
U.S. government income that may be exempt from state taxation	$42,654,000	$80,326,000	$95,245,000	$85,749,000	$30,477,000

					2010 Fund
Long-term capital gains					$47,825,000
Foreign taxes (per share)					$0.001
Foreign source income (per share)					$0.02
Qualified dividend income					$45,514,000
Corporate dividends received deduction					$30,623,000
U.S. government income that may be exempt from state taxation					$20,239,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

American Funds Target Date Retirement Series	97

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2010	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2010	Private investor	89	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 President and Trustee	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970 Trustee	2019	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071,Attention: Secretary.

98	American Funds Target Date Retirement Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 Executive Vice President	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michelle J. Black, 1971 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Vice Chair, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
James B. Lovelace, 1956 Senior Vice President	2007	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]
Samir Mathur, 1965 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
Rich Lang, 1969 Vice President	2015	Senior Vice President, Capital Group Institutional Investment Services Division, American Funds Distributors, Inc.[6]
Maria Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	99

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

100	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund.All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

TDF

Registrant:

a) Audit Fees:
2018	None
2019	$79,000

b) Audit-Related Fees:
2018	$23,000
2019	$25,000

c) Tax Fees:
2018	$42,000
2019	$42,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	$1,251,000
2019	$1,591,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	$5,000
2019	$20,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	None

2019	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,376,000 for fiscal year 2018 and $1,680,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2019